UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2012

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Dreyfus New York AMT-Free Municipal Cash Management

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	52
Statements of Operations	55
Statements of Changes in Net Assets	57
Financial Highlights	62
Notes to Financial Statements	73
Information About the Renewal
of Each Fund’s Management Agreement	82

For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO

SHAREHOLDERS

Dear Shareholders:

This semiannual report for Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2012. Over the reporting period, these five taxable funds produced the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.10	0.10
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Agency Shares	0.03	0.03
Dreyfus Government
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury Prime
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Yields of money market instruments remained near historical lows over the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25% amid erratic economic growth.

Economic Recovery Sputtered in the Spring

The U.S. unemployment rate had declined to 8.3% with a net gain of 243,000 jobs, and manufacturing activity had accelerated in the weeks just prior to the start of the reporting period, signaling that an economic recovery was gaining traction. In February 2012, the private sector added another 233,000 jobs and the unemployment rate held steady. What’s more, retail and food service sales climbed 1.1%, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher in March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed economic data. Only 77,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%, its lowest reading in more than three years. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was announced that U.S. GDP growth slowed to a 2.0% annualized rate over the first quarter of 2011, primarily due to significant cuts in government spending.

May brought more disappointing news, including another subpar month of job creation and an uptick in the unemployment rate to 8.2%. While manufacturing activity continued to expand, it did so at a

The Funds 3

LETTER TO SHAREHOLDERS (continued)

slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance in some countries, including Greece, threatening the region’s economic prospects.

June saw more mixed economic data. On one hand, the manufacturing sector contracted for the first time in three years, with weakness especially evident in new orders placed during the month. On the other hand, the U.S. housing market showed signs of life when home prices climbed for the first time in seven months. In addition, new unemployment claims fell over the latter part of the month, and many analysts were encouraged when European policymakers adopted new measures to shore up the region’s troubled banking system. For the second quarter of 2012 overall, the U.S. Department of Commerce estimated that economic growth slowed to a 1.5% annualized rate.

The subpar recovery inched ahead in July, when total nonfarm payroll employment rose by 163,000, more than most analysts expected, but the unemployment rate moved slightly higher to 8.3% as more people entered or reentered the workforce. Meanwhile, the manufacturing sector contracted for the second straight month, and economists grew increasingly concerned about the potential economic consequences of a major drought affecting crops throughout the Midwest.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.

The possibility of new regulations from the Securities Exchange Commission governing money market funds had injected a degree of uncertainty into the market, and we responded by placing greater emphasis on liquidity.That concern has been abated temporarily with SEC Chairman Schapiro’s reform proposals having been tabled for the time being.We reduced the funds’ weighted average maturity to a position we consider modestly shorter than market averages, and we intensified our focus on well-established issuers that historically have demonstrated good liquidity characteristics.We found a number of issuers meeting our criteria in Australia, Canada and Japan, but relatively few in Europe.

Despite recent swings in the economic data, the Fed has repeatedly stated its intention to keep short-term interest rates near historical lows at least through late 2014.The Fed also recently signaled that it may take additional steps to stimulate economic growth, potentially including a new round of quantitative easing. Therefore, we intend to maintain the fund’s focus on quality and liquidity.

August 15, 2012
New York, N.Y.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]

Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2012, these five tax-exempt money market funds produced the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Municipal
Cash Management Plus
Institutional Shares	0.02	0.02
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York Municipal
Cash Management
Institutional Shares	0.02	0.02
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.02	0.02
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Classic Shares	0.00	0.00

The U.S. economic recovery proved erratic during the reporting period, producing heightened volatility in most financial markets. However, yields of tax-exempt money market instruments remained stable near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

Economic Sentiment Shifted, but Yields Remained Low

The reporting period began in the midst of an apparent economic recovery, as the European Union took steps to address a persistent debt crisis and the U.S. unemployment rate dropped sharply. However, disappointing employment and manufacturing data in the United States and the spread of fiscal instability in Europe during the spring of 2012 soon reduced expectations for a more robust recovery. Despite these changes in the economic outlook, the Fed maintained the monetary policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent throughout the reporting period.

The market also was influenced by changing supply-and-demand dynamics. Demand for municipal money market instruments proved robust during the reporting period. Narrow yield differences along the market’s maturity range and attractive after-tax yields compared to taxable money market instruments attracted individual investors as well as institutions that typically participate in taxable and longer term bond markets. Meanwhile, the supply of newly issued tax-exempt money market instruments remained relatively steady as highly rated banks filled a gap left by struggling European financial institutions in issuing the letters of credit that typically back vari-

The Funds 5

LETTER TO SHAREHOLDERS (continued)

able-rate demand notes (VRDNs). Consequently, yields of VRDNs remained in a relatively narrow trading range.

From a credit-quality perspective, most states have achieved several consecutive quarters of growth in personal income tax and sales tax revenues, and many states and municipalities have reduced spending to balance their budgets. In New York, fiscal conditions have improved, and the state has enacted a number of reforms to its tax code while tax receipts have increased amid greater spending discipline. California has made less progress toward fiscal stability.The state has reduced spending and implemented structural improvements to its budget, but tax receipts have fallen short of budgeted projections.

A Credit-Conscious Investment Posture

We have continued to maintain a careful and well-researched approach to credit selection. During the reporting period, we emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits from issuers with strong financial positions and stable tax bases. We generally continued to shy away from instruments issued by localities that depend heavily on state aid.We also maintained a conservative position regarding interest rates, setting the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Clouded by Ongoing Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012. Strains in the global financial markets have continued to pose significant challenges, but the Fed expects a moderate pace of U.S. economic growth and a gradu-

ally declining unemployment rate. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014, and it may take further action to stimulate economic growth, potentially including a new round of quantitative easing.With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

August 15, 2012

New York, NY

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.

Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non- AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).

[2]

Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2012 to July 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2012

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.04	$1.54	$1.49	$1.54	—	—	$1.34	—	—
Ending value
(after expenses)	$1,000.50	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.20	—	—
Annualized
expense ratio (%)	.21	.31	.30	.31	—	—	.27	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.75	$.75	$.75	$.75	—	—	$.75	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.15	.15	.15	.15	—	—	.15	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.55	$.55	$.55	$.55	—	—	$.60	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—	.12	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.60	$.60	$.60	$.55	$.50	$.55	$.60	$.60	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—
Annualized
expense ratio (%)	.12	.12	.12	.11	.10	.11	.12	.12	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.40	$.40	$.40	$.40	—	—	$.45	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.08	.08	.08	.08	—	—	.09	—	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2012

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.19	$1.29	$1.29	$1.29	—	—	$1.29	—	—
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.24	.26	.26	.26	—	—	.26	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.09	$1.14	$1.19	$1.19	—	—	$1.19	—	—
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.22	.23	.24	.24	—	—	.24	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.04	$1.04	$1.04	$1.04	—	—	—	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	—	—	—
Annualized
expense ratio (%)	.21	.21	.21	.21	—	—	—	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.09	$1.14	$1.19	$1.14	—	—	$1.24	—	—
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.22	.23	.24	.23	—	—	.25	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.34	$1.34	$1.34	$1.34	—	—	—	—	$1.34
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	—	—	$1,000.00
Annualized
expense ratio (%)	.27	.27	.27	.27	—	—	—	—	.27

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2012

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.06	$1.56	$1.51	$1.56	—	—	$1.36	—	—
Ending value
(after expenses)	$1,023.82	$1,023.32	$1,023.37	$1,023.32	—	—	$1,023.52	—	—
Annualized
expense ratio (%)	.21	.31	.30	.31	—	—	.27	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.75	$.75	$.75	$.75	—	—	$.75	—	—
Ending value
(after expenses)	$1,024.12	$1,024.12	$1,024.12	$1,024.12	—	—	$1,024.12	—	—
Annualized
expense ratio (%)	.15	.15	.15	.15	—	—	.15	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.55	$.55	$.55	$.55	—	—	$.60	—	—
Ending value
(after expenses)	$1,024.32	$1,024.32	$1,024.32	$1,024.32	—	—	$1,024.27	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—	.12	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.60	$.60	$.60	$.55	$.50	$.55	$.60	$.60	—
Ending value
(after expenses)	$1,024.27	$1,024.27	$1,024.27	$1,024.32	$1,024.37	$1,024.32	$1,024.27	$1,024.27	—
Annualized
expense ratio (%)	.12	.12	.12	.11	.10	.11	.12	.12	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.40	$.40	$.40	$.40	—	—	$.45	—	—
Ending value
(after expenses)	$1,024.47	$1,024.47	$1,024.47	$1,024.47	—	—	$1,024.42	—	—
Annualized
expense ratio (%)	.08	.08	.08	.08	—	—	.09	—	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2012

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.21	$1.31	$1.31	$1.31	—	—	$1.31	—	—
Ending value
(after expenses)	$1,023.67	$1,023.57	$1,023.57	$1,023.57	—	—	$1,023.57	—	—
Annualized
expense ratio (%)	.24	.26	.26	.26	—	—	.26	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.11	$1.16	$1.21	$1.21	—	—	$1.21	—	—
Ending value
(after expenses)	$1,023.77	$1,023.72	$1,023.67	$1,023.67	—	—	$1,023.67	—	—
Annualized
expense ratio (%)	.22	.23	.24	.24	—	—	.24	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.06	$1.06	$1.06	$1.06	—	—	—	—	—
Ending value
(after expenses)	$1,023.82	$1,023.82	$1,023.82	$1,023.82	—	—	—	—	—
Annualized
expense ratio (%)	.21	.21	.21	.21	—	—	—	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.11	$1.16	$1.21	$1.16	—	—	$1.26	—	—
Ending value
(after expenses)	$1,023.77	$1,023.72	$1,023.67	$1,023.72	—	—	$1,023.62	—	—
Annualized
expense ratio (%)	.22	.23	.24	.23	—	—	.25	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.36	$1.36	$1.36	$1.36	—	—	—	—	$1.36
Ending value
(after expenses)	$1,023.52	$1,023.52	$1,023.52	$1,023.52	—	—	—	—	$1,023.52
Annualized
expense ratio (%)	.27	.27	.27	.27	—	—	—	—	.27

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—28.9%
Bank of Nova Scotia (Yankee)
0.56%, 8/1/12	500,000,000	[a]	500,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 10/5/12—10/11/12	1,150,000,000		1,150,000,000
Barclays Bank PLC (Yankee)
0.79%, 8/16/12	425,000,000	[a]	425,000,000
Branch Banking & Trust Co.
0.28%, 11/19/12	120,000,000		120,000,000
Chase Bank USA
0.18%, 8/20/12	250,000,000		250,000,000
Credit Suisse New York (Yankee)
0.35%—0.52%, 10/2/12—10/10/12	890,000,000		890,000,000
Mizuho Corporate Bank (Yankee)
0.35%, 8/2/12	300,000,000		300,000,000
National Australia Bank (Yankee)
0.33%—0.52%, 8/2/12—8/7/12	1,250,000,000	[a]	1,250,000,000
Norinchukin Bank (Yankee)
0.40%—0.42%, 9/28/12—10/18/12	1,200,000,000		1,200,000,000
Rabobank Nederland (Yankee)
0.31%, 9/4/12	50,000,000		50,003,773
Royal Bank of Canada (Yankee)
0.54%, 8/1/12	240,000,000	[a]	240,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.33%—0.50%, 10/16/12—10/26/12	600,000,000	[b]	600,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.42%, 9/4/12	350,000,000	[b]	350,000,000
Westpac Banking Corp. (Yankee)
0.52%, 8/28/12	300,000,000	[a,b]	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $7,625,003,773)			7,625,003,773

Commercial Paper—15.2%
ASB Finance Ltd.
0.51%, 8/13/12	75,000,000	[a,b]	75,000,000
Bank of Nova Scotia
0.09%, 8/1/12	500,000,000		500,000,000
Barclays US CCP Funding LLC
0.35%, 8/1/12—8/7/12	300,000,000	[b]	299,994,167
General Electric Capital Corp.
0.38%—0.40%, 12/7/12—1/11/13	435,000,000		434,302,100
Mizuho Funding LLC
0.36%—0.38%, 10/9/12—10/16/12	750,000,000	[b]	749,437,917
Nordea North America Inc.
0.59%, 8/15/12	150,000,000		149,965,583
Rabobank USA Financial Corp.
0.31%, 9/4/12	31,200,000		31,190,865

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Sumitomo Mitsui Banking Corporation
0.50%, 11/1/12	600,000,000	[b]	599,233,333
Toyota Motor Credit Corp.
0.43%, 8/20/12—8/22/12	350,000,000		349,914,597
Westpac Banking Corp.
0.57%—0.58%, 8/1/12	800,000,000	[a,b]	800,000,000
Total Commercial Paper
(cost $3,989,038,562)			3,989,038,562

Asset-Backed Commercial Paper—4.5%
Atlantis One Funding Corp.
0.36%—0.38%, 9/10/12—10/9/12	630,000,000	[b]	629,688,900
CAFCO
0.48%, 8/15/12	150,000,000	[b]	149,972,000
CHARTA
0.42%—0.49%, 8/13/12—8/23/12	200,000,000	[b]	199,958,000
CIESCO LLC
0.49%, 8/13/12	100,000,000	[b]	99,983,667
CRC Funding
0.42%, 8/23/12	100,000,000	[b]	99,974,333
Total Asset-Backed Commercial Paper
(cost $1,179,576,900)			1,179,576,900

Time Deposits—19.4%
Bank of America N.A. (Grand Cayman)
0.01%, 8/1/12	499,000,000		499,000,000
DnB Bank (Grand Cayman)
0.15%, 8/1/12	1,200,000,000		1,200,000,000
Lloyds TSB Bank (London)
0.12%, 8/1/12	500,000,000		500,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.15%, 8/1/12	800,000,000		800,000,000
Swedbank (Grand Cayman)
0.16%, 8/1/12	1,200,000,000		1,200,000,000
U.S. Bank NA (Grand Cayman)
0.19%, 8/1/12	915,000,000		915,000,000
Total Time Deposits
(cost $5,114,000,000)			5,114,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

U.S. Government Agencies—6.6%
Federal Farm Credit Bank
0.24%, 11/18/13	150,000,000	[a]	149,980,323
Federal Home Loan Bank
0.001%-0.32%, 8/1/12	425,000,000	[a]	424,978,743
Federal Home Loan Mortgage Corp.
0.15%-0.37%, 8/1/12	800,000,000	[a,c]	799,878,947
Federal National Mortgage Association
0.36%, 8/1/12	350,000,000	[a,c]	349,975,653
Total U.S. Government Agencies
(cost $1,724,813,666)			1,724,813,666

U.S. Treasury Bills—1.1%
0.08%—0.09%, 9/13/12—10/18/12
(cost $299,959,421)	300,000,000		299,959,421

U.S. Treasury Notes—6.2%
0.14%—0.19%, 10/31/12—5/15/13
(cost $1,620,027,081)	1,605,500,000		1,620,027,081

Repurchase Agreements—18.0%
ABN AMRO Bank N.V.
0.16%, dated 7/31/12, due 8/1/12 in the amount of $2,200,009,778
(fully collateralized by $2,228,079,200 U.S. Treasury Notes, 0.13%-2.25%,
due 7/31/13-11/30/17, value $2,244,000,020)	2,200,000,000		2,200,000,000
Barclays Capital, Inc.
0.17%, dated 7/31/12, due 8/1/12 in the amount of $562,002,654
(fully collateralized by $234,802,000 U.S. Treasury Bonds, 4.63%, due 2/15/40, value $340,493,212 and $205,949,400 U.S. Treasury
Notes, 2.75%, due 2/15/19, value $232,746,868)	562,000,000		562,000,000
Deutsche Bank Securities Inc.
0.20%, dated 7/31/12, due 8/1/12 in the amount of $350,001,944
(fully collateralized by $200,000 Certificates of Deposit, 0%, due 6/10/13,
value $199,671 and $357,198,270 Commercial Paper, 0%,
due 8/1/12-10/4/14, value $356,800,329)	350,000,000		350,000,000
JPMorgan Chase & Co.
0.27%, dated 7/31/12, due 8/1/12 in the amount of $100,000,750
(fully collateralized by $90,805,369 Corporate Bonds, 1.22%-8.20%,
due 1/15/18-12/15/50, value $103,003,060)	100,000,000		100,000,000

The Funds 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
0.16%, dated 7/31/12, due 8/1/12 in the amount of $520,002,311
(fully collateralized by $520,933,800 U.S. Treasury Notes, 0.38%-1.50%,
due 7/31/13-7/31/16, value $530,400,068)	520,000,000	520,000,000
RBC Capital Markets
0.13%-0.275%, dated 7/31/12, due 8/1/12 in the amount of $1,010,004,764 (fully collateralized by $439,468,899 Corporate Bonds, 0%-4.90%, due 2/21/17-7/1/47,
value $267,800,001, $254,753,000 Federal Home Loan Mortgage Corp., 0.38%,
due 8/28/14, value $255,000,323, $169,554,400 U.S. Treasury Bills, due 1/3/13-5/2/13, value $169,375,548 and $337,830,000 U.S. Treasury
Notes, 0.25-0.88%, due 4/30/14-4/30/17, value $340,624,467)	1,010,000,000	1,010,000,000
Total Repurchase Agreements
(cost $4,742,000,000)		4,742,000,000

Total Investments (cost $26,294,419,403)	99.9%	26,294,419,403

Cash and Receivables (Net)	.1%	16,161,285

Net Assets	100.0%	26,310,580,688

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $4,953,242,317 or 18.8% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	60.5	Asset-Backed/Banking	2.4
Repurchase Agreements	18.0	Asset-Backed/Multi-Seller Programs	2.1
U.S. Government/Agencies	13.9
Finance	3.0		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—30.6%
Federal Farm Credit Bank
8/1/12	0.25	200,000,000[a]	199,970,492
Federal Home Loan Bank:
8/1/12	0.20	100,000,000[a]	100,000,000
8/1/12	0.27	669,000,000[a]	668,577,065
8/1/12	0.32	400,000,000[a]	399,978,743
8/15/12	0.21	233,690,000	234,085,819
8/22/12	0.20	248,235,000	248,456,631
9/26/12	0.16	10,000,000	10,001,176
10/25/12	0.22	144,000,000[a]	144,000,000
11/23/12	0.16	54,500,000	54,505,275
11/23/12	0.17	22,000,000	22,002,129
11/28/12	0.16	183,000,000	183,007,025
11/29/12	0.16	224,285,000	224,308,457
2/6/13	0.20	200,000,000	199,938,432
2/8/13	0.19	119,500,000	119,485,618
2/8/13	0.21	30,500,000	30,493,649
3/1/13	0.17	111,350,000	111,355,269
5/3/13	0.20	10,000,000	9,993,772
5/8/13	0.23	250,000,000	250,000,000
5/16/13	0.20	20,000,000	20,016,128
5/21/13	0.20	41,940,000	41,950,878
5/21/13	0.20	65,000,000	65,011,864
5/21/13	0.25	250,000,000	249,958,316
5/24/13	0.20	27,700,000	27,698,403
Federal Home Loan Mortgage Corp.:
10/19/12	0.18	300,000,000[b]	299,881,500
4/15/13	0.18	200,000,000[b]	202,002,209
Federal National Mortgage Association:
8/1/12	0.33	287,445,000[a,b]	287,458,648
8/1/12	0.36	601,485,000[a,b]	601,446,597
10/15/12	0.18	300,000,000[b]	299,887,500
Total U.S. Government Agencies
(cost $5,305,471,595)			5,305,471,595

U.S. Treasury Bills—.7%
8/9/12
(cost $122,997,950)	0.08	123,000,000	122,997,950

U.S. Treasury Notes—20.2%
8/31/12	0.13	162,000,000	162,031,333
9/17/12	0.15	750,000,000	751,152,418
10/15/12	0.11	495,000,000	496,279,610
11/15/12	0.14	90,000,000	90,319,033
11/30/12	0.15	190,000,000	190,216,046
12/17/12	0.14	500,000,000	501,811,871
1/15/13	0.18	200,000,000	201,088,042

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
2/15/13	0.20	200,000,000	201,271,194
4/1/13	0.21	300,000,000	304,563,552
4/15/13	0.18	300,000,000	303,287,286
5/15/13	0.20	95,000,000	95,867,296
6/17/13	0.23	100,000,000	100,767,640
7/1/13	0.17	100,000,000	102,897,174
Total U.S. Treasury Notes
(cost $3,501,552,495)			3,501,552,495

Repurchase Agreements—48.4%
ABN AMRO Bank N.V.
dated 7/31/12, due 8/1/12 in the amount of $1,100,004,889
(fully collateralized by $252,172,300 U.S. Treasury Inflation
Protected Securities, 2.38%-3.63%, due 1/15/25-4/15/28,
value $469,593,594 and $620,870,800 U.S. Treasury Notes,
1%-3.13%, due 7/15/13-1/31/17, value $652,406,435)	0.16	1,100,000,000	1,100,000,000
Bank of Nova Scotia dated 7/31/12, due 8/1/12 in the
amount of $250,001,111 (fully collateralized by
$249,907,500 U.S. Treasury Notes, 0.25%-2.25%,
due 3/31/14-7/31/18, value $255,001,201)	0.16	250,000,000	250,000,000
Barclays Capital, Inc. dated 7/31/12, due 8/1/12 in the amount of
$228,001,077 (fully collateralized by $160,372,000 U.S. Treasury
Bonds, 4.63%, due 2/15/40, value $232,560,103)	0.17	228,000,000	228,000,000
Credit Agricole CIB dated 7/31/12, due 8/1/12 in the amount of
$1,300,005,778 (fully collateralized by $147,609,900
U.S. Treasury Bonds, 8.75%-8.88%, due 2/15/19-5/15/20,
value $230,356,532 and $1,038,981,400 U.S. Treasury Notes,
0.25%-4.13%, due 12/15/13-5/15/21, value $1,095,643,495)	0.16	1,300,000,000	1,300,000,000
Credit Agricole CIB dated 7/31/12, due 8/1/12 in the amount of
$800,003,778 (fully collateralized by $167,775,265 Federal
Home Loan Mortgage Corp., 4%-4.50%, due 6/1/41-8/1/41,
value $173,786,492 and $1,146,178,843 Federal National
Mortgage Association, 4%-5.50%, due 9/1/31-11/1/40,
value $642,213,509)	0.17	800,000,000	800,000,000
Credit Suisse Securities LLC dated 7/31/12, due 8/1/12 in the amount of
$700,002,917 (fully collateralized by $1,121,206,937 U.S. Treasury Strips,
due 2/15/15-2/15/39, value $714,002,302)	0.15	700,000,000	700,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc. dated 7/31/12, due 8/1/12 in the amount of $450,002,250 (fully collateralized by $101,113,000
Federal Farm Credit Bank, 0.37%-2.99%, due 6/11/14-7/10/26,
value $102,179,523, $118,150,000 Federal Home Loan Bank,
0.16%-3.75%, due 2/1/13-3/5/32, value $118,566,149,
$110,576,000 Federal Home Loan Mortgage Corp.,
0%-6.25%, due 9/12/12-7/15/32, value $124,023,636 and
$110,796,000 Federal National Mortgage Association, 0.50%-5%,
due 6/19/15-7/25/17, value $114,231,675)	0.18	450,000,000	450,000,000
HSBC USA Inc. dated 7/31/12, due 8/1/12 in the amount of $600,002,667
(fully collateralized by $607,285,000 U.S. Treasury Notes, 0.13%-1.50%,
due 7/31/14-6/30/19, value $612,001,118)	0.16	600,000,000	600,000,000
HSBC USA Inc. dated 7/31/12, due 8/1/12 in the amount of
$100,000,472 (fully collateralized by $91,545,000
U.S. Treasury Notes, 4.13%, due 5/15/15, value $102,005,037)	0.17	100,000,000	100,000,000
Merrill Lynch & Co. Inc. dated 7/31/12, due 8/1/12 in the amount of
$725,003,222 (fully collateralized by $22,624,000 Federal
Agricultural Mortgage Corp., 0%-3.84%, due 8/6/12-4/12/22,
value $24,095,353, $116,223,000 Federal Farm Credit Bank,
0%-6.06%, due 8/1/12-12/23/41, value $121,600,821,
$185,982,000 Federal Home Loan Bank, 0%-6.46%,
due 8/8/12-3/14/36, value $181,457,626, $143,785,000
Federal Home Loan Mortgage Corp., 0%-6.75%,
due 8/6/12-3/15/31, value $142,024,506, $234,252,000
Federal National Mortgage Association, 0%-10.35%,
due 8/1/12-8/6/38, value $216,768,532, $2,585,000
Financing Corp., 0%, due 8/3/12-9/26/19, value $2,451,217,
$26,079,000 Resolution Funding Corp., 0%-9.38%,
due 10/15/12-4/15/30, value $26,395,837 and
$18,304,000 Tennessee Valley Authority, 0%-7.13%,
due 3/15/13-4/1/56, value $24,706,830)	0.16	725,000,000	725,000,000
Morgan Stanley dated 7/31/12, due 8/1/12 in the amount of $378,001,785
(fully collateralized by $369,030,900 U.S. Treasury Notes, 0.25%-2.63%,
due 1/31/14-4/30/16, value $385,560,030)	0.17	378,000,000	378,000,000
RBC Capital Markets dated 7/31/12, due 8/1/12 in the
amount of $300,001,083 (fully collateralized by $66,596,000
U.S. Treasury Bills, due 12/27/12, value $66,557,175 and
$233,203,040 U.S. Treasury Notes, 0.38%-3.13%,
due 6/30/13-10/31/15, value $239,442,826)	0.13	300,000,000	300,000,000

The Funds 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets dated 7/31/12, due 8/1/12 in the amount of
$100,000,389 (fully collateralized by $101,902,000 Federal Home
Loan Mortgage Corp., 0.38%, due 8/28/14, value $102,000,930)	0.14	100,000,000	100,000,000
Societe Generale dated 7/31/12, due 8/1/12 in the amount of $300,001,417
(fully collateralized by $140,000,000 Resolution Funding Corp., 0%, due 1/15/21, value $121,329,600 and $81,623,900 U.S. Treasury
Inflation Protected Securities, 3.63%, due 4/15/28, value $184,670,487)	0.17	300,000,000	300,000,000
Societe Generale dated 7/31/12, due 8/1/12 in the amount of $200,001,000
(fully collateralized by $263,558,000 Resolution Funding Corp., 0%,
due 4/15/18-4/15/30, value $204,000,188)	0.18	200,000,000	200,000,000
TD Securities (USA) LLC dated 7/31/12, due 8/1/12 in the amount of
$855,003,325 (fully collateralized by $839,901,700 U.S. Treasury Notes,
0.63%-2%, due 1/31/2013-2/15/22, value $872,100,070)	0.14	855,000,000	855,000,000
Total Repurchase Agreements
(cost $8,386,000,000)			8,386,000,000

Total Investments (cost $17,316,022,040)		99.9%	17,316,022,040

Cash and Receivables (Net)		.1%	21,299,638

Net Assets		100.0%	17,337,321,678

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	48.4	Federal Home Loan Mortgage Corp.	2.9
U.S. Treasury Notes	20.2	Federal Farm Credit Bank	1.1
Federal Home Loan Bank	19.7	U.S. Treasury Bills	.7
Federal National Mortgage Association	6.9		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—63.8%
Federal Farm Credit Bank:
8/1/12	0.25	75,000,000[a]	74,988,934
8/10/12	0.12	50,000,000	49,998,500
8/16/12	0.10	100,000,000	99,995,833
8/17/12	0.32	82,500,000[a]	82,502,918
11/1/12	0.16	25,000,000	25,001,247
3/13/13	0.18	20,000,000	20,000,949
4/15/13	0.20	95,000,000[a]	95,033,633
Federal Home Loan Bank:
8/1/12	0.001	61,000,000	61,000,000
8/1/12	0.20	150,000,000[a]	149,964,031
8/3/12	0.13	100,000,000	99,999,306
8/8/12	0.09	219,018,000	219,014,380
8/10/12	0.09	54,600,000	54,598,771
8/15/12	0.11	261,105,000	261,093,962
8/20/12	0.08	77,800,000	77,796,715
8/22/12	0.10	330,026,000	330,007,507
8/29/12	0.11	175,000,000	174,985,708
9/7/12	0.11	95,900,000	95,889,651
9/14/12	0.14	16,000,000	16,034,999
9/19/12	0.13	100,000,000	99,982,986
9/21/12	0.12	200,000,000	199,966,000
9/26/12	0.14	30,400,000	30,467,983
10/3/12	0.14	97,000,000	96,976,235
10/17/12	0.14	75,000,000	74,978,076
10/24/12	0.13	50,000,000	49,984,600
11/7/12	0.16	25,000,000	24,989,111
11/9/12	0.16	25,000,000	24,988,889
12/5/12	0.17	190,000,000	189,886,950
12/12/12	0.17	84,975,000	84,921,631
Tennessee Valley Authority
3/15/13	0.15	11,058,000	11,455,518
Total U.S. Government Agencies
(cost $2,876,505,023)			2,876,505,023

U.S. Treasury Bills—12.1%
9/6/12	0.07	50,000,000	49,996,500
9/13/12	0.09	76,000,000	75,991,830
9/27/12	0.13	150,000,000	149,969,125
10/11/12	0.09	150,000,000	149,973,375
10/18/12	0.09	100,000,000	99,980,500
11/29/12	0.13	19,000,000	18,991,767
Total U.S. Treasury Bills
(cost $544,903,097)			544,903,097

The Funds 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Notes—24.0%
8/15/12	0.11	175,000,000	175,110,533
8/31/12	0.11	200,000,000	200,042,989
9/17/12	0.14	150,000,000	150,233,321
10/1/12	0.12	120,000,000	120,818,953
10/15/12	0.12	115,000,000	115,295,092
11/15/12	0.13	17,000,000	17,189,184
11/15/12	0.15	200,000,000	200,705,198
12/17/12	0.15	100,000,000	100,360,180
Total U.S. Treasury Notes
(cost $1,079,755,450)			1,079,755,450
Total Investments (cost $4,501,163,570)		99.9%	4,501,163,570
Cash and Receivables (Net)		.1%	5,841,596
Net Assets		100.0%	4,507,005,166

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	53.6	Federal Farm Credit Bank	9.9
U.S. Treasury Notes	24.0	Tennessee Valley Authority	.3
U.S. Treasury Bills	12.1		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—11.3%
8/23/12	0.12	150,000,000	149,989,000
9/6/12	0.13	450,000,000	449,941,500
9/13/12	0.07	80,000,000	79,993,311
9/20/12	0.15	500,000,000	499,895,833
11/23/12	0.15	525,000,000	524,758,938
11/29/12	0.14	350,000,000	349,842,500
Total U.S. Treasury Bills
(cost $2,054,421,082)			2,054,421,082

U.S. Treasury Notes—36.5%
8/15/12	0.11	1,450,000,000	1,450,914,782
9/17/12	0.11	675,000,000	676,050,586
10/1/12	0.11	250,000,000	250,110,197
10/15/12	0.14	250,000,000	250,632,205
10/31/12	0.15	466,000,000	470,277,196
11/15/12	0.13	50,000,000	50,555,826
11/30/12	0.15	240,000,000	242,558,329
11/30/12	0.16	100,000,000	100,109,724
12/17/12	0.15	720,000,000	722,608,771
1/15/13	0.18	596,000,000	599,239,303
2/15/13	0.19	791,000,000	796,080,652
4/1/13	0.16	140,000,000	140,534,739
4/1/13	0.18	200,000,000	203,045,498
4/30/13	0.19	310,000,000	310,988,044
5/31/13	0.20	281,500,000	289,160,593
6/17/13	0.23	100,000,000	100,767,641
Total U.S. Treasury Notes
(cost $6,653,634,086)			6,653,634,086

Repurchase Agreements—52.0%
ABN AMRO Bank N.V.
dated 7/31/12, due 8/1/12 in the amount of $300,001,500 (fully collateralized by $288,239,536 Government National Mortgage Association, 3.50%-4.50%,
due 3/20/41-3/20/42, value $306,000,001)	0.18	300,000,000	300,000,000
ABN AMRO Bank N.V.
dated 7/31/12, due 8/1/12 in the amount of $1,400,006,222
(fully collateralized by $1,426,821,500 U.S. Treasury Notes, 0.25%,
due 1/31/14-3/31/14, value $1,428,000,040)	0.16	1,400,000,000	1,400,000,000
Bank of Nova Scotia
dated 7/31/12, due 8/1/12 in the amount of $650,002,889
(fully collateralized by $94,827,300 U.S. Treasury Bonds, 8%, due 11/15/21, value $151,710,796 and $505,280,600 U.S. Treasury
Notes, 0.25%-1.75%, due 1/31/14-9/15/14, value $511,292,249)	0.16	650,000,000	650,000,000

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Barclays Capital, Inc.
dated 7/31/12, due 8/1/12 in the amount of $160,000,756 (fully collateralized by $4,016,600 U.S. Treasury Bonds, 4.63%, due 2/15/40, value $5,824,589
and $140,101,900 U.S. Treasury Notes, 2.63%, due 8/15/20, value $157,375,521)	0.17	160,000,000	160,000,000
Credit Agricole CIB
dated 7/31/12, due 8/1/12 in the amount of $900,004,000 (fully collateralized by $9,586,100 U.S. Treasury Bonds, 7.63%, due 11/15/22,
value $15,370,875 and $853,630,600 U.S. Treasury Notes, 0.13%-2.63%,
due 7/31/14-2/29/16, value $902,629,147)	0.16	900,000,000	900,000,000
Credit Suisse Securities LLC
dated 7/31/12, due 8/1/12 in the amount of $730,003,042 (fully collateralized
by $994,009,250 U.S. Treasury Strips, due 2/15/13-8/15/37, value $744,600,417)	0.15	730,000,000	730,000,000
Credit Suisse Securities LLC
dated 7/31/12, due 8/1/12 in the amount of $1,300,005,778 (fully collateralized by $1,856,896,468 Government National Mortgage Association, 1.63%-10.50%,
due 9/15/12-7/15/54, value $1,143,356,068 and $182,780,200 U.S. Treasury
Notes, 0.25%, due 5/15/15, value $182,647,330)	0.16	1,300,000,000	1,300,000,000
Deutsche Bank Securities Inc.
dated 7/31/12, due 8/1/12 in the amount of $300,001,417 (fully collateralized by $134,038,589 Government National Mortgage Association,
3%-6%, due 10/15/35-9/15/52, value $102,000,001 and $204,415,200
U.S. Treasury Notes, 0.13%, due 7/31/14, value $204,000,033)	0.17	300,000,000	300,000,000
Goldman, Sachs & Co.
dated 7/31/12, due 8/1/12 in the amount of $158,000,439 (fully collateralized by $129,708,300 U.S. Treasury Inflation Protected Securities,
1.25%, due 7/15/20, value $161,160,016)	0.10	158,000,000	158,000,000
HSBC USA Inc. dated 7/31/12, due 8/1/12 in the amount of
$520,002,311 (fully collateralized by $127,387,000 U.S. Treasury Bonds,
6.38%, due 8/15/27, value $203,245,684 and $318,382,400 U.S. Treasury
Notes, 0.75%-3.38%, due 6/30/13-8/15/13, value $327,159,243)	0.16	520,000,000	520,000,000
Merrill Lynch & Co. Inc.
dated 7/31/12, due 8/1/12 in the amount of $530,002,356 (fully collateralized by $701,450,575 Government National Mortgage Association, 1.63%-6%,
due 9/20/25-3/15/52, value $122,400,001 and $397,201,700 U.S. Treasury Notes,
1.75%-2.63%, due 12/31/14-5/31/16, value $418,200,050)	0.16	530,000,000	530,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
dated 7/31/12, due 8/1/12 in the amount of $550,002,597 (fully collateralized by $100,958,500 U.S. Treasury Bonds, 6.38%, due 8/15/27,
value $161,079,079 and $386,257,625 U.S. Treasury Notes, 0.75%-4.25%,
due 9/15/13-11/15/17, value $399,920,922)	0.17	550,000,000	550,000,000
RBC Capital Markets
dated 7/31/12, due 8/1/12 in the amount of $100,000,361
(fully collateralized by $97,359,100 U.S. Treasury Notes,
1.75%-4.25%, due 8/15/14-7/31/15, value $102,000,044)	0.13	100,000,000	100,000,000
SG Americas Securities, LLC
dated 7/31/12, due 8/1/12 in the amount of $1,300,006,139 (fully collateralized by $228,475,500 U.S. Treasury Bills, due 8/9/12-7/25/13, value $228,419,005,
$86,844,300 U.S. Treasury Bonds, 3.13%-11.25%, due 2/15/15-11/15/41,
value $131,510,630, $12,500,000 U.S. Treasury Inflation Protected Securities,
0.13%-2.38%, due 7/15/14-2/15/42, value $15,798,453, $887,257,300
U.S. Treasury Notes, 0.13%-5.13%, due 8/15/12-2/15/21, value $927,388,147
and $35,582,000 U.S. Treasury Strips, due 5/15/22-11/15/41, value $22,883,781)	0.17	1,300,000,000	1,300,000,000
Societe Generale
dated 7/31/12, due 8/1/12 in the amount of $575,002,875 (fully collateralized by $1,234,214,225 Government National Mortgage Association, 1.63%-6%,
due 1/20/28-1/20/42, value $426,421,022 and $147,697,500 U.S. Treasury
Notes, 2.25%, due 7/31/18, value $160,078,981)	0.18	575,000,000	575,000,000
Total Repurchase Agreements
(cost $9,473,000,000)			9,473,000,000

Total Investments (cost $18,181,055,168)		99.8%	18,181,055,168

Cash and Receivables (Net)		.2%	32,168,032

Net Assets		100.0%	18,213,223,200

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	52.0	U.S. Treasury Bills	11.3
U.S. Treasury Notes	36.5		99.8
† Based on net assets.
See notes to financial statements.

The Funds 23

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—92.0%
8/2/12	0.08	1,251,000,000	1,250,997,388
8/9/12	0.08	1,500,000,000	1,499,972,222
8/16/12	0.07	4,340,000,000	4,339,869,552
8/23/12	0.08	2,123,000,000	2,122,900,060
8/30/12	0.08	2,912,000,000	2,911,813,794
9/6/12	0.08	1,665,000,000	1,664,866,765
9/13/12	0.10	2,979,000,000	2,978,657,033
9/20/12	0.09	1,281,000,000	1,280,844,687
9/27/12	0.10	2,000,000,000	1,999,682,542
10/4/12	0.09	1,700,000,000	1,699,740,446
10/11/12	0.10	1,050,000,000	1,049,803,024
10/18/12	0.10	1,302,000,000	1,301,713,588
10/25/12	0.10	970,000,000	969,775,931
11/1/12	0.14	907,000,000	906,673,656
11/8/12	0.13	50,000,000	49,982,125
11/23/12	0.15	300,000,000	299,862,251
11/29/12	0.14	300,000,000	299,860,000
12/27/12	0.16	250,000,000	249,840,694
Total U.S. Treasury Bills
(cost $26,876,855,758)			26,876,855,758

U.S. Treasury Notes—14.4%
8/15/12	0.09	1,157,045,000	1,157,781,764
8/15/12	0.10	222,000,000	222,364,393
8/31/12	0.11	409,000,000	409,087,802
8/31/12	0.09	324,000,000	325,063,650
9/17/12	0.10	775,000,000	776,213,135
10/1/12	0.14	255,000,000	255,098,659
10/1/12	0.12	676,000,000	680,596,315
10/15/12	0.11	118,000,000	118,305,258
11/15/12	0.13	250,000,000	250,894,375
Total U.S. Treasury Notes
(cost $4,195,405,351)			4,195,405,351

Total Investments (cost $31,072,261,109)		106.4%	31,072,261,109
Liabilities, Less Cash and Receivables		(6.4%)	(1,867,320,626)
Net Assets		100.0%	29,204,940,483

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	92.0	U.S. Treasury Notes	14.4
			106.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
Alabama—.8%
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.18	8/1/12	6,000,000	[a]	6,000,000
Arizona—.1%
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.19	8/7/12	1,010,000	[a]	1,010,000
California—5.4%
California Pollution Control Financing Authority,
SWDR (Rainbow Disposal Company Inc. Project)
(LOC; Union Bank NA)	0.23	8/7/12	17,815,000	[a]	17,815,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	10/18/12	5,000,000		5,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	12/13/12	14,000,000		14,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.23	1/14/13	4,000,000		4,000,000
Colorado—5.5%
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.30	8/7/12	2,455,000	[a]	2,455,000
Colorado Housing and Finance Authority, EDR
(Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.30	8/7/12	2,035,000	[a]	2,035,000
Colorado Housing and Finance Authority, SFMR
(Liquidity Facility; Royal Bank of Canada)	0.16	8/7/12	13,500,000	[a]	13,500,000
Denver City and County, Airport Revenue, CP
(Liquidity Facility; Barclays Bank PLC)	0.21	8/9/12	8,000,000		8,000,000
RBC Municipal Products Inc. Trust (Series E-25) (Denver City and
County, Aviation Airport System Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.18	8/7/12	15,000,000 [a,b,c]		15,000,000
District of Columbia—.7%
District of Columbia, University Revenue
(American University Issue) (LOC; Wells Fargo Bank)	0.18	8/7/12	5,000,000	[a]	5,000,000
Florida—4.9%
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International
Airport)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.17	8/7/12	10,085,000 [a,b,c]		10,085,000
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.20	8/7/12	13,230,000	[a]	13,230,000
Greater Orlando Aviation Authority, Airport Facility Revenue
(FlightSafety International Inc. Project) (Insured;
Berkshire Hathaway Assurance Corporation)	0.17	8/7/12	6,105,000	[a]	6,105,000
Palm Beach County, Revenue, Refunding (Pine Crest
Preparatory School, Inc. Project) (LOC; Bank of America)	0.24	8/7/12	7,375,000	[a]	7,375,000
Georgia—.9%
Georgia, GO Notes	5.00	9/1/12	1,500,000		1,506,544
Georgia Municipal Gas Authority, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	11/13/12	5,400,000		5,425,204

The Funds 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Illinois—4.6%
Deutsche Bank Spears/Lifers Trust (Series DB-483)
(Northern Illinois Municipal Power Agency, Power Project
Revenue (Prairie State Project) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.19	8/7/12	17,000,000 [a,b,c]		17,000,000
Illinois Development Finance Authority, Revenue
(Evanston Northwestern Healthcare Corporation)
(Liquidity Facility; Wells Fargo Bank)	0.15	8/1/12	7,500,000	[a]	7,500,000
Illinois Educational Facilities Authority, Revenue, CP
(LOC; Northern Trust Company)	0.18	9/13/12	10,000,000		10,000,000
Indiana—1.4%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; PNC Bank NA)	0.28	8/7/12	2,750,000	[a]	2,750,000
Fort Wayne, EDR (Park Center Project) (LOC; PNC Bank NA)	0.23	8/7/12	1,890,000	[a]	1,890,000
Indiana Bond Bank, Advance Funding Program Notes	1.25	1/3/13	2,950,000		2,961,185
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.28	8/7/12	2,900,000	[a]	2,900,000
Kansas—1.1%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.17	8/7/12	8,105,000	[a]	8,105,000
Kentucky—1.1%
Jefferson County, Retirement Home Revenue
(Nazareth Literary and Benevolent Institution
Project) (LOC; JPMorgan Chase Bank)	0.26	8/7/12	7,965,000	[a]	7,965,000
Louisiana—5.1%
Ascension Parish, CP (BASF SE)	0.39	8/17/12	5,000,000		5,000,000
Louisiana Local Government Environmental
Facilities and Community Development Authority,
Revenue (Nicholls State University Student
Housing/Nicholls State University Facilities
Corporation Project) (Insured; Assured Guaranty
Municipal Corp. and LOC; FHLB)	0.40	8/7/12	10,000,000	[a]	10,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.15	8/1/12	23,300,000	[a]	23,300,000
Maryland—1.8%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.28	8/7/12	5,675,000	[a]	5,675,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.18	8/7/12	5,440,000	[a]	5,440,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.15	8/7/12	2,500,000	[a]	2,500,000
Massachusetts—2.0%
Beverly, GO Notes, BAN	1.00	12/18/12	6,000,000		6,018,348
Worcester, GO Notes, BAN	1.00	11/8/12	9,000,000		9,015,258
Michigan—1.8%
Michigan Housing Development Authority, SFMR
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.18	8/7/12	10,000,000	[a]	10,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Michigan (continued)
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.20	8/7/12	3,795,000	[a]	3,795,000
Minnesota—2.8%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.16	8/7/12	7,000,000	[a]	7,000,000
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	1.25	3/1/13	3,500,000		3,517,219
University of Minnesota, CP	0.19	12/10/12	10,150,000		10,150,000
Nevada—5.6%
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/13	17,000,000		17,244,903
Clark County, IDR (Southwest Gas Corporation Project)
(LOC; JPMorgan Chase Bank)	0.22	8/7/12	8,000,000	[a]	8,000,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.20	10/11/12	17,000,000		17,000,000
New Hampshire—.6%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.29	8/7/12	4,790,000	[a]	4,790,000
New Jersey—1.3%
Paterson, GO Notes, BAN (General Improvement and Tax Appeal)	1.50	6/6/13	3,500,000		3,507,289
Woodbridge Township Board of Education, Temporary Notes	1.00	2/6/13	6,100,000		6,115,667
New York—6.4%
Amsterdam Enlarged City School District, GO Notes, BAN	1.25	6/28/13	7,100,000		7,138,374
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.20	8/7/12	10,020,000	[a]	10,020,000
Eastchester Union Free School District, GO Notes, TAN	1.00	2/28/13	5,000,000		5,022,349
JPMorgan Chase Putters/Drivers Trust (Series 4089) (New York
State Thruway Authority, Second General Highway Bridge Trust
Fund Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.18	8/1/12	13,800,000 [a,b,c]		13,800,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd.)	0.15	8/7/12	4,000,000	[a]	4,000,000
New York State Housing Finance Agency, Housing Revenue
(25 Washington Street) (LOC; M&T Trust)	0.21	8/7/12	7,800,000	[a]	7,800,000
North Carolina—2.0%
Deutsche Bank Spears/Lifers Trust (Series DBE-1066)
(North Carolina Medical Care Commission, Health Care
Facilities Revenue (Novant Health Obligated Group)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.22	8/7/12	8,360,000 [a,b,c]		8,360,000
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (High Point University
Project) (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	3,400,000	[a]	3,400,000
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (The Raleigh School
Project) (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	3,500,000	[a]	3,500,000
Ohio—2.2%
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.28	8/7/12	1,730,000	[a]	1,730,000

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Ohio (continued)
Ohio Housing Finance Agency, Residential Mortgage
Revenue (Mortgage-Backed Securities Program)
(Liquidity Facility; Citibank NA and LOC; GNMA)	0.24	8/7/12	12,130,000	[a]	12,130,000
Union Township, GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,000,000		3,001,622
Oklahoma—.4%
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.35	9/1/12	2,900,000		2,900,000
Pennsylvania—12.6%
Blair County Industrial Development Authority,
Revenue (Hollidaysburg Area YMCA Project)
(LOC; Citizens Bank of Pennsylvania)	0.28	8/7/12	2,820,000	[a]	2,820,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Trust)	0.16	8/7/12	9,740,000	[a]	9,740,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	8,700,000	[a]	8,700,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.20	8/7/12	7,195,000	[a]	7,195,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.30	8/7/12	16,000,000	[a]	16,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Philadelphia Protestant
Home Project) (LOC; Bank of America)	0.40	8/7/12	9,000,000	[a]	9,000,000
Pittsburgh and Allegheny County Sports and Exhibition Authority,
Commonwealth LR (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; PNC Bank NA)	0.47	8/7/12	20,000,000	[a]	20,000,000
Pittsburgh Water and Sewer Authority, Water and
Sewer System First Lien Revenue (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; PNC Bank NA)	0.38	8/7/12	10,000,000	[a]	10,000,000
RBC Municipal Products Inc. Trust (Series E-29) (Allegheny
County Hospital Development Authority, Revenue
(University of Pittsburgh Medical Center)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.15	8/7/12	7,000,000 [a,b,c]		7,000,000
Union County Industrial Development Authority,
Revenue (Stabler Companies Inc. Project) (LOC; M&T Trust)	0.30	8/7/12	4,250,000	[a]	4,250,000
Tennessee—6.1%
Clarksville Public Building Authority, Pooled Financing
Revenue (Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.26	8/1/12	13,700,000	[a]	13,700,000
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.41	8/7/12	10,000,000	[a]	10,000,000
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	3,000,000	[a]	3,000,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.27	8/7/12	6,775,000	[a]	6,775,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Tennessee (continued)
Sevier County Public Building Authority, Public Projects
Construction Notes (Tennessee Association of
Utility Districts Interim Loan Program)	1.25	4/1/13	4,100,000		4,121,748
Shelby County Health Educational and Housing
Facility Board, Educational Facilities Revenue
(Rhodes College) (LOC; Bank of America)	0.26	8/7/12	8,520,000	[a]	8,520,000
Texas—12.8%
Calhoun Port Authority, Environmental Facilities
Revenue (Formosa Plastics Corporation,
Texas Project) (LOC; Bank of America)	0.21	8/7/12	10,000,000	[a]	10,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wells Fargo Bank)	0.28	8/7/12	3,660,000	[a]	3,660,000
Deutsche Bank Spears/Lifers Trust (Series DBE-626)
(North Texas Tollway Authority, First Tier System
Revenue, Refunding) (Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.19	8/7/12	14,220,000 [a,b,c]		14,220,000
El Paso Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund Guarantee Program)	0.23	8/14/12	12,000,000		12,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson Refinery, L.L.C.
Project) (LOC; Branch Banking and Trust Co.)	0.45	9/27/12	1,700,000		1,700,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	9/27/12	17,300,000		17,300,000
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.39	8/17/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County Health
Facilities Development Corporation, HR, Refunding (Memorial
Hermann Healthcare System)) (Liquidity Facility; Royal
Bank of Canada and LOC; Royal Bank of Canada)	0.15	8/7/12	5,000,000 [a,b,c]		5,000,000
Texas, CP (Liquidity Facility; Wells Fargo Bank)	0.19	9/13/12	5,550,000		5,550,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.18	8/7/12	16,000,000	[a]	16,000,000
Wells Fargo Stage Trust (Series 51-C) (Klein Independent
School District, Unlimited Tax Schoolhouse Bonds)
(Liquidity Facility; Wells Fargo Bank and LOC;
Permanent School Fund Guarantee Program)	0.18	8/7/12	5,000,000 [a,b,c]		5,000,000
Utah—4.6%
Utah State Board of Regents, Student Loan
Revenue (LOC; Royal Bank of Canada)	0.17	8/7/12	9,300,000	[a]	9,300,000
Wells Fargo Stage Trust (Series 33C) (Riverton, HR, Refunding
(Intermountain Health Care Health Services, Inc.)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.18	8/7/12	25,000,000 [a,b,c]		25,000,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Virginia—1.8%
Lynchburg Redevelopment and Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC Project) (LOC; M&T Trust)	0.25	8/7/12	13,520,000[a]	13,520,000
Washington—.6%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.22	8/7/12	4,280,000[a]	4,280,000
Wisconsin—2.8%
Wisconsin Health and Educational Facilities Authority, Revenue
(Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.27	2/5/13	15,000,000	15,000,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Mequon Jewish Campus, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.21	8/7/12	6,045,000[a]	6,045,000
Total Investments (cost $748,880,710)			99.8%	748,880,710
Cash and Receivables (Net)			.2%	1,603,948
Net Assets			100.0%	750,484,658

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $120,465,000 or 16.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.0
F-2		VMIG2, MIG3, P2		SP2, A2	7.0
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	.7
Not Rated[e]		Not Rated[e]		Not Rated[e]	5.3
					100.0

† Based on total investments.
[d] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See Summary of Abbreviations on page 51.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments—99.8%
New York—97.2%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.28	8/7/12	2,400,000[a]	2,400,000
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	3,000,000	3,015,307
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	5,400,000	5,427,957
Campbell-Savona Central School District, GO Notes, BAN	1.50	6/21/13	2,800,000	2,820,481
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.40	8/7/12	10,110,000[a]	10,110,000
Chemung County Industrial Development Agency, IDR
(Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.40	8/7/12	450,000[a]	450,000
Clyde-Savannah Central School District, GO Notes, BAN	1.25	9/7/12	7,000,000	7,004,486
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.18	8/7/12	6,145,000[a]	6,145,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.18	8/7/12	4,850,000[a]	4,850,000
East Moriches Union Free School District, GO Notes, TAN	1.50	6/20/13	3,900,000	3,929,124
Eastchester Union Free School District, GO Notes, TAN	1.00	2/28/13	5,000,000	5,022,349
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.22	8/7/12	2,300,000[a]	2,300,000
Hamburg Central School District, GO Notes, BAN	1.50	6/14/13	10,000,000	10,074,169
Hamburg Central School District, GO Notes, RAN	1.00	11/21/12	3,200,000	3,203,397
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.40	8/7/12	1,610,000[a]	1,610,000
JPMorgan Chase Putters/Drivers Trust (Series 4089) (New York
State Thruway Authority, Second General Highway Bridge Trust
Fund Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.18	8/1/12	2,620,000 [a,b,c]	2,620,000
Lancaster Industrial Development Agency, IDR (Sealing
Devices Inc. Project) (LOC; HSBC Bank USA)	0.22	8/7/12	2,080,000[a]	2,080,000
Marathon Central School District, GO Notes, BAN	0.75	9/21/12	5,969,188	5,972,022
Metropolitan Transportation Authority, Transportation
Revenue, CP (Liquidity Facility; Barclays Bank PLC)	0.20	8/10/12	10,000,000	10,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.19	8/14/12	24,000,000	24,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.20	8/7/12	2,070,000[a,d]	2,070,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprises, LLC Project) (LOC; M&T Trust)	0.35	8/7/12	1,800,000[a]	1,800,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.15	8/7/12	8,000,000[a]	8,000,000
Nassau County Interim Finance Authority, Sales Tax
Secured Revenue (Liquidity Facility; Bank of America)	0.26	8/7/12	23,100,000[a]	23,100,000
New York City, GO Notes	5.00	8/1/12	895,000	895,000
New York City, GO Notes	5.00	8/1/12	4,680,000	4,680,000
New York City, GO Notes	6.00	8/1/12	980,000	980,000
New York City, GO Notes	5.00	1/1/13	1,000,000	1,019,848
New York City, GO Notes (LOC; Bank of America)	0.22	8/7/12	3,000,000[a]	3,000,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd.)	0.15	8/7/12	20,000,000[a]	20,000,000

The Funds 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City, GO Notes (Prerefunded)	5.00	8/1/12	1,105,000	[e]	1,105,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.21	8/7/12	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, MFHR	0.27	2/1/13	8,400,000	[d]	8,400,000
New York City Housing Development Corporation, MFHR (Citigroup
ROCS, Series RR II R-13100) (Liquidity Facility; Citibank NA)	0.17	8/7/12	5,450,000 [a,b,c,d]		5,450,000
New York City Housing Development Corporation, MFMR
(1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.22	8/7/12	9,500,000	[a,d]	9,500,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation of
French Alliances in the United States Project) (LOC; M&T Trust)	0.21	8/7/12	3,325,000	[a]	3,325,000
New York City Industrial Development Agency, Civic Facility
Revenue (Jewish Community Center on the Upper
West Side, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	4,700,000	[a,d]	4,700,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	3,100,000	[a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; TD Bank)	0.23	8/7/12	5,875,000	[a]	5,875,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	6,925,000	[a]	6,925,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; TD Bank)	0.27	8/7/12	2,355,000	[a]	2,355,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.20	9/7/12	20,000,000		20,000,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Mizuho Corporate Bank Ltd.)	0.14	8/1/12	4,900,000	[a]	4,900,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.13	8/7/12	6,925,000	[a]	6,925,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; TD Bank)	0.15	8/7/12	7,000,000	[a]	7,000,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; TD Bank)	0.15	8/7/12	2,300,000	[a]	2,300,000
New York State Dormitory Authority, Revenue
(Memorial Sloan-Kettering Cancer Center)	4.00	7/1/13	675,000		697,545
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.25	8/7/12	3,915,000	[a]	3,915,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	0.18	10/11/12	5,750,000		5,750,000
New York State Environmental Facilities Corporation,
State Personal Income Tax Revenue (Environment)	3.00	12/15/12	200,000		202,012
New York State Housing Finance Agency, Housing Revenue
(350 West 37th Street) (LOC; Wells Fargo Bank)	0.20	8/7/12	9,000,000	[a,d]	9,000,000
New York State Housing Finance Agency, Housing
Revenue (360 West 43rd Street) (LOC; FNMA)	0.17	8/7/12	4,200,000	[a,d]	4,200,000
New York State Housing Finance Agency,
Housing Revenue (600 West 42nd Street) (LOC; FNMA)	0.17	8/7/12	7,335,000	[a,d]	7,335,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New York (continued)
New York State Housing Finance Agency,
Housing Revenue (Capitol Green Apartments)	0.20	8/7/12	4,000,000	[a,d]	4,000,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.25	8/7/12	4,200,000	[a,d]	4,200,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.19	12/1/12	5,000,000	[d]	5,000,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.19	12/1/12	8,000,000	[d]	8,000,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.23	5/1/13	6,000,000	[d]	6,000,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.23	5/1/13	4,000,000	[d]	4,000,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Barclays Bank PLC)	0.20	8/7/12	17,300,000	[a,d]	17,300,000
New York State Mortgage Agency, Homeowner Mortgage Revenue
(P-FLOATS Series MT-763) (Liquidity Facility; Bank of America)	0.35	8/7/12	12,480,000 [a,b,c,d]		12,480,000
Odessa-Montour Central School District, GO Notes, BAN	1.50	6/14/13	3,600,000		3,626,388
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.30	8/7/12	1,985,000	[a]	1,985,000
Port Authority of New York and New Jersey, Equipment Notes	0.21	8/7/12	10,500,000	[a]	10,500,000
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and
Southern Dutchess Project) (LOC; TD Bank)	0.13	8/7/12	3,455,000	[a]	3,455,000
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Trust)	0.20	8/7/12	5,335,000	[a]	5,335,000
Sullivan County, GO Notes, TAN	1.25	3/15/13	4,000,000		4,018,476
Triborough Bridge and Tunnel Authority, General
Revenue (MTA Bridges and Tunnels) (LOC;
California State Teachers Retirement System)	0.14	8/7/12	6,850,000	[a]	6,850,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels)	2.00	1/1/13	2,360,000		2,377,437
Triborough Bridge and Tunnel Authority, Subordinate Revenue,
Refunding (MTA Bridges and Tunnels) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.42	8/7/12	13,320,000	[a]	13,320,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.30	8/7/12	845,000	[a]	845,000
Wells Fargo Stage Trust (Series 1C) (New York State Urban
Development Corporation, State Personal Income Tax
Revenue (General Purpose)) (Liquidity Facility; Wells Fargo Bank)	0.18	8/7/12	8,910,000 [a,b,c]		8,910,000
Wells Fargo Stage Trust (Series 98C) (Monroe County Industrial
Development Corporation, Revenue (University of Rochester Project))
(Liquidity Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.18	8/7/12	7,510,000 [a,b,c]		7,510,000
Wells Fargo Stage Trust (Series 127C) (New York State
Dormitory Authority, State Personal Income Tax Revenue
(General Purpose)) (Liquidity Facility; Wells Fargo Bank)	0.18	8/7/12	7,760,000 [a,b,c]		7,760,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	5,400,000	[a]	5,400,000
Yonkers Industrial Development Agency, MFHR (Main Street
Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.31	8/7/12	30,000,000	[a,d]	30,000,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
U.S. Related—2.6%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.18	8/7/12	10,000,000 [a,b,c]	10,000,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11996X)
(Liquidity Facility; Citibank NA)	0.17	8/7/12	3,045,000 [a,b,c]	3,045,000

Total Investments (cost $491,255,998)			99.8%	491,255,998
Cash and Receivables (Net)			.2%	748,175
Net Assets			100.0%	492,004,173

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $57,775,000 or 11.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At July 31, 2012, the fund had $141,635,000 or 28.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.
e This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	75.9
F2		VMIG2,MIG3,P2		SP2,A2	3.8
AAA,AA,Af		Aaa,Aa,Af		AAA,AA,Af	6.9
Not Rated[g]		Not Rated[g]		Not Rated[g]	13.4
					100.0

† Based on total investments.
f Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See Summary of Abbreviations on page 51.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.0%
Alabama—2.9%
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)	0.30	8/7/12	15,000,000	[a]	15,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.17	8/1/12	7,000,000	[a]	7,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.17	8/1/12	1,400,000	[a]	1,400,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.16	8/7/12	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.16	8/7/12	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; JPMorgan Chase Bank)	0.21	8/7/12	10,000,000	[a]	10,000,000
Arizona—1.7%
Deutsche Bank Spears/Lifers Trust (Series DBE-1082) (Arizona Health
Facilities Authority, Revenue (Catholic Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.22	8/7/12	18,250,000 [a,b,c,d]		18,250,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1086) (Phoenix
Industrial Development Authority, Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.19	8/7/12	20,695,000 [a,b,d]		20,695,000
California—4.1%
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.14	8/7/12	5,000,000	[a,c]	5,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	9/19/12	12,500,000	[c]	12,500,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.23	10/11/12	13,000,000	[c]	13,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	10/18/12	12,000,000	[c]	12,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	12/13/12	40,000,000	[c]	40,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.23	1/14/13	14,000,000	[c]	14,000,000
Colorado—5.0%
Colorado Educational and Cultural Facilities Authority,
Revenue, Refunding (The Nature Conservancy Project)	0.14	8/7/12	16,600,000	[a]	16,600,000
Denver Urban Renewal Authority, Stapleton Senior Tax
Increment Revenue (LOC; U.S. Bank NA)	0.16	8/7/12	9,400,000	[a]	9,400,000
RBC Municipal Products Inc. Trust (Series C-11) (Meridian Village
Metropolitan District Number One, Improvement Revenue) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.15	8/7/12	17,600,000 [a,b,d]		17,600,000
Sheridan Redevelopment Agency, Tax Increment Revenue,
Refunding (South Santa Fe Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.21	8/7/12	10,000,000	[a]	10,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation, Revenue	0.17	8/7/12	65,300,000	[a]	65,300,000

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Connecticut—.4%
Bridgeport, GO Notes, TAN	1.50	8/15/12	9,500,000		9,504,353
Delaware—1.6%
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.14	8/7/12	25,000,000	[a,c]	25,000,000
Delaware Health Facilities Authority, Revenue, CP
(Christiana Care Health Services)	0.18	8/27/12	12,500,000	[c]	12,500,000
District of Columbia—3.6%
Anacostia Waterfront Corporation, PILOT Revenue
(MERLOTS-Series F02) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.18	8/7/12	44,785,000 [a,b,d]		44,785,000
District of Columbia, Revenue (American Legacy Foundation Issue)	0.14	8/7/12	22,000,000	[a]	22,000,000
District of Columbia, University Revenue
(American University Issue) (LOC; Wells Fargo Bank)	0.18	8/7/12	17,000,000	[a]	17,000,000
Florida—2.3%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.18	8/2/12	20,000,000	[c]	20,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.25	8/23/12	8,510,000		8,510,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.21	10/4/12	25,000,000		25,000,000
Georgia—2.7%
Cobb County, GO Notes, TAN	1.50	11/30/12	18,000,000		18,078,333
Georgia Municipal Gas Authority, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	11/13/12	12,000,000		12,053,647
Monroe County Development Authority, PCR (Oglethorpe
Power Corporation Scherer Project) (LOC; Bank of Montreal)	0.14	8/7/12	15,000,000	[a]	15,000,000
Municipal Gas Authority of Georgia Gas
Revenue (Gas Portfolio III Project)	2.00	5/22/13	13,000,000		13,175,320
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	5,040,000	[a,c]	5,040,000
Illinois—3.3%
Illinois Educational Facilities Authority, Revenue (Saint Xavier
University Project) (LOC; Bank of America)	0.22	8/7/12	9,005,000	[a]	9,005,000
Illinois Educational Facilities Authority, Revenue, CP
(LOC; Northern Trust Company)	0.18	9/13/12	61,200,000		61,200,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc.
Project) (Liquidity Facility; Northern Trust Company)	0.16	8/7/12	4,360,000	[a]	4,360,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.15	8/7/12	3,250,000	[a]	3,250,000
Indiana—1.0%
Indiana Bond Bank, Advance Funding Program Notes	1.25	1/3/13	8,000,000		8,030,331
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.14	8/7/12	5,000,000	[a,c]	5,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Indiana (continued)
Indiana Finance Authority, Revenue
(Ascension Health Senior Health Group)	0.14	8/7/12	5,000,000	[a,c]	5,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.12	8/7/12	5,500,000	[a,c]	5,500,000
Kansas—.1%
Olathe, Health Facilities Revenue (Olathe Medical
Center) (LOC; Bank of America)	0.21	8/1/12	2,900,000	[a,c]	2,900,000
Kentucky—.7%
Kentucky Economic Development Finance Authority, HR
(Baptist Healthcare System Obligated Group)
(LOC; Branch Banking and Trust Co.)	0.17	8/7/12	8,000,000	[a,c]	8,000,000
Warren County, HR, Refunding (Bowling Green-Warren
County Community Hospital Corporation Project)
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Branch Banking and Trust Co.)	0.35	8/7/12	7,555,000	[a,c]	7,555,000
Louisiana—2.3%
Louisiana Public Facilities Authority, HR (Touro Infirmary
Project) (P-FLOATS Series MT-202) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.48	8/7/12	30,840,000 [a,b,c,d]		30,840,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.15	8/7/12	15,225,000	[a]	15,225,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.15	8/7/12	8,875,000	[a]	8,875,000
Maine—.5%
Maine Finance Authority, Revenue (Waynflete
School Issue) (LOC; JPMorgan Chase Bank)	0.17	8/7/12	10,870,000	[a]	10,870,000
Maryland—3.2%
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.18	8/7/12	2,700,000	[a]	2,700,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.15	8/7/12	11,350,000	[a]	11,350,000
Frederick County, Revenue, Refunding (Manekin-Frederick
Associates Facility) (LOC; M&T Trust)	0.27	8/7/12	1,880,000	[a]	1,880,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.20	8/7/12	6,525,000	[a]	6,525,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.16	8/7/12	9,315,000	[a]	9,315,000
Maryland Health and Higher Educational Facilities
Authority, Revenue, CP (Johns Hopkins Health
System) (LOC; Bank of America)	0.23	8/10/12	10,000,000	[c]	10,000,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins Health Systems)
(Liquidity Facility; Wells Fargo Bank)	0.20	9/5/12	13,085,000	[c]	13,085,000

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Maryland (continued)
Maryland Industrial Development Financing Authority,
Recovery Zone Facility Revenue (Wexford Maryland
BioPark 3, LLC Facility) (LOC; M&T Trust)	0.20	8/7/12	20,000,000[a]	20,000,000
Massachusetts—.9%
Lawrence, GO Notes, BAN (State Qualified Deficit Financing)	1.50	6/1/13	4,500,000	4,538,083
Massachusetts Bay Transportation Authority, General Transportation
System Revenue (Liquidity Facility; Bank of America)	0.22	8/7/12	3,150,000[a]	3,150,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	0.12	8/7/12	12,750,000[a,c]	12,750,000
Michigan—3.7%
Board of Trustees of the Michigan State University, CP	0.16	8/20/12	15,000,000	15,000,000
Board of Trustees of the Michigan State University, CP	0.19	10/22/12	15,000,000	15,000,000
University of Michigan, CP	0.19	10/22/12	40,200,000	40,200,000
University of Michigan Regents, General Revenue	0.12	8/7/12	6,200,000[a]	6,200,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.15	8/7/12	10,065,000[a,c]	10,065,000
Minnesota—1.7%
Rochester, Health Care Facilities Revenue, CP
(Mayo Clinic) (Liquidity Facility; Wells Fargo Bank)	0.19	10/10/12	20,000,000[c]	20,000,000
University of Minnesota, CP	0.19	12/10/12	20,000,000	20,000,000
Mississippi—.6%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.15	8/1/12	5,000,000[a]	5,000,000
Mississippi Hospital Equipment and Facilities Authority,
Revenue (Baptist Memorial Health Care)	0.21	1/9/13	10,000,000[c]	10,000,000
Missouri—3.1%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Liquidity Facility; Citibank NA)	0.18	8/7/12	46,750,000[a,c]	46,750,000
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.13	8/7/12	7,100,000[a,c]	7,100,000
Saint Louis, General Revenue Fund, TRAN	2.00	5/30/13	20,000,000	20,294,333
Nebraska—1.0%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.17	8/7/12	24,500,000[a]	24,500,000
Nevada—5.1%
Austin Trust (Series 1171) (Clark County, GO Bond
Bank Bonds) (Liquidity Facility; Bank of America)	0.23	8/7/12	9,770,000 [a,b,d]	9,770,000
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/13	36,000,000	36,542,071
Clark County, Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.18	8/7/12	8,100,000[a]	8,100,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.20	10/11/12	40,000,000	40,000,000
Las Vegas Valley Water District, CP (LOC; Wells Fargo Bank)	0.20	10/22/12	25,000,000	25,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New Hampshire—.4%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.18	8/1/12	10,000,000	[a]	10,000,000
New Jersey—.2%
Egg Harbor Township, GO Notes, BAN	1.00	9/13/12	5,430,000		5,431,577
New Mexico—.3%
Alamogordo, Hospital Improvement Revenue, Refunding (Gerald
Champion Regional Medical Center Project) (LOC; Bank of America)	0.23	8/7/12	8,000,000	[a,c]	8,000,000
New York—4.0%
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	8,200,000	[a]	8,200,000
JPMorgan Chase Putters/Drivers Trust (Series 4089) (New York State
Thruway Authority, Second General Highway Bridge Trust Fund
Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.18	8/1/12	20,000,000 [a,b,d]		20,000,000
Nassau County Interim Finance Authority, Sales Tax Secured
Revenue (Liquidity Facility; Bank of America)	0.26	8/7/12	21,600,000	[a]	21,600,000
New York City, GO Notes (LOC; Citibank NA)	0.16	8/7/12	20,000,000	[a]	20,000,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.20	9/7/12	15,000,000		15,000,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.25	8/7/12	9,350,000	[a]	9,350,000
North Carolina—.6%
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	15,035,000	[a,c]	15,035,000
Ohio—1.4%
Akron, GO Notes, BAN (Various Purpose)	1.13	11/15/12	10,000,000		10,015,085
Allen County, Hospital Facilities Revenue, (Catholic Health Partners)	0.14	8/7/12	7,500,000	[a,c]	7,500,000
Lucas County, GO Notes, BAN (Various Purpose Improvement Notes)	1.00	7/18/13	2,550,000		2,565,375
Ohio Higher Education Facility CP (Cleveland Clinic)	0.19	9/6/12	13,000,000	[c]	13,000,000
Oregon—.2%
Oregon, GO Notes (Veterans’ Welfare Bonds)
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.16	8/7/12	5,250,000	[a]	5,250,000
Pennsylvania—10.9%
Bucks County Industrial Development Authority, Revenue
(Pennswood Village Project) (LOC; Bank of America)	0.32	8/7/12	8,400,000	[a,c]	8,400,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Trust)	0.16	8/7/12	6,190,000	[a,c]	6,190,000
Cumberland County Municipal Authority, Revenue
(Presbyterian Homes, Inc. Project) (LOC; M&T Trust)	0.17	8/7/12	7,840,000	[a]	7,840,000
Delaware County Industrial Development Authority,
Revenue, Refunding (Resource Recovery Facilty)	0.14	8/7/12	4,100,000	[a]	4,100,000

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.20	8/7/12	10,870,000	[a,c]	10,870,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.20	8/7/12	5,655,000	[a,c]	5,655,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Wells Fargo Bank)	0.23	8/7/12	24,915,000	[a]	24,915,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	13,500,000	[a]	13,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	6,000,000	[a]	6,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	11,100,000	[a]	11,100,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	12,100,000	[a]	12,100,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	9,300,000	[a]	9,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.16	8/7/12	10,000,000	[a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.20	8/7/12	15,650,000	[a]	15,650,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.20	8/7/12	9,500,000	[a,c]	9,500,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.15	8/7/12	31,706,000	[a,c]	31,706,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Trust)	0.20	8/7/12	7,970,000	[a,c]	7,970,000
Pittsburgh and Allegheny County Sports and Exhibition Authority,
Commonwealth LR (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; PNC Bank NA)	0.47	8/7/12	30,000,000	[a]	30,000,000
Pittsburgh Water and Sewer Authority, Water and Sewer First Lien
Revenue, Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.40	8/7/12	8,275,000	[a]	8,275,000
Ridley School District, GO Notes (LOC; TD Bank)	0.16	8/7/12	2,700,000	[a]	2,700,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.20	8/7/12	2,025,000	[a]	2,025,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
South Carolina—.9%
Charleston County School District, GO Notes, BAN	2.00	11/6/12	20,000,000		20,096,779
Tennessee—5.5%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	9,085,000	[a]	9,085,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	6,000,000	[a]	6,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.17	8/7/12	47,210,000	[a]	47,210,000
Metropolitan Government of Nashville and Davidson
County, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.25	8/7/12	10,000,000		10,000,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; U.S. Bank NA)	0.38	8/7/12	25,000,000	[a,c]	25,000,000
Tennessee, CP	0.20	10/4/12	10,000,000		10,000,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.19	11/7/12	20,000,000		20,000,000
Texas—13.9%
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.17	8/10/12	41,950,000		41,950,000
El Paso, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.24	1/14/13	5,000,000		5,000,000
Harris County Industrial Development Corporation,
Marine Terminal Revenue (HFOTCO LLC
Project) (LOC; Bank of America)	0.20	8/7/12	25,000,000	[a]	25,000,000
Houston, Utility System Revenue, CP (LOC; Wells Fargo Bank)	0.21	9/10/12	10,000,000		10,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	9/27/12	5,665,000		5,665,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	9/27/12	50,300,000		50,300,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.15	8/7/12	10,000,000 [a,b,c,d]		10,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)	0.18	8/7/12	26,000,000	[a]	26,000,000

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance
Corporation, HR (Baylor Health Care System Project)
(LOC; Northern Trust Company)	0.15	8/7/12	3,500,000	[a,c]	3,500,000
Tarrant County Health Facilities Development Corporation,
HR (Cook Children’s Medical Center Project)	0.14	8/7/12	36,300,000	[a,c]	36,300,000
Tarrant Regional Water District,
Water Improvement Revenue, Refunding	5.00	3/1/13	1,800,000		1,848,793
Texas, TRAN	2.50	8/30/12	5,000,000		5,009,250
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.26	8/14/12	33,800,000		33,800,000
Texas Public Finance Authority, CP
(Liquidity Facility; Wells Fargo Bank)	0.19	8/16/12	24,000,000		24,000,000
Texas Transportation Commission, GO Notes
(Mobility Fund) (Liquidity Facility; Royal Bank of Canada)	0.18	8/7/12	14,320,000	[a]	14,320,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Citigroup ROCS,
Series RR II R-11746) (Liquidity Facility; Citibank NA)	0.15	8/7/12	10,940,000 [a,b,d]		10,940,000
University of Texas, University Revenue, CP	0.16	8/21/12	21,000,000		21,000,000
Utah—1.6%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.13	8/7/12	32,000,000	[a,c]	32,000,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.13	8/7/12	100,000	[a,c]	100,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.21	8/7/12	6,400,000	[a]	6,400,000
Virginia—.6%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.17	8/7/12	6,750,000	[a,c]	6,750,000
University of Virginia, University Revenue, CP	0.19	12/10/12	7,000,000		7,000,000
Washington—1.6%
Washington, Various Purpose GO, Refunding (P-FLOATS
Series PT-4658) (Liquidity Facility; Bank of America)	0.23	8/7/12	18,185,000 [a,b,d]		18,185,000
Wells Fargo Stage Trust (Series 36C) (Washington Health Care
Facilities Authority, Revenue (PeaceHealth)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.18	8/7/12	19,995,000 [a,b,c,d]		19,995,000
Wisconsin—4.5%
Milwaukee, GO Cash Flow Promissory Notes	1.25	12/4/12	16,000,000		16,058,756
Milwaukee Redevelopment Authority, Redevelopment LR (University
of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.15	8/7/12	6,170,000	[a]	6,170,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue
(Ascension Health Senior Credit Group) (Eclipse Funding Trust)
(Liquidity Facility; U.S. Bank NA and LOC; U.S. Bank NA)	0.14	8/7/12	23,020,000 [a,b,c,d]	23,020,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.27	2/5/13	60,000,000[c]	60,000,000
Wyoming—1.3%
Wyoming Student Loan Corporation, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.15	8/7/12	30,000,000[a]	30,000,000
U.S. Related—.6%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.18	8/7/12	14,815,000 [a,b,d]	14,815,000

Total Investments (cost $2,355,123,086)			100.0%	2,355,123,086
Cash and Receivables (Net)			.0%	697,398
Net Assets			100.0%	2,355,820,484

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $258,895,000 or 11.0% of net assets.
c At July 31, 2012, the fund had $712,326,000 or 30.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	98.4
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	1.6
					100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See Summary of Abbreviations on page 51.
See notes to financial statements.

The Funds 43

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.9%
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Santa Cruz Montessori School) (LOC; Comerica Bank)	0.21	8/7/12	765,000[a,b]	765,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; U.S. Bank NA)	0.15	8/7/12	14,920,000[a]	14,920,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.18	8/7/12	2,670,000[a]	2,670,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.18	8/7/12	2,900,000[a]	2,900,000
Antelope Valley Community College District, GO Notes, TRAN	2.00	11/30/12	2,300,000[b]	2,312,700
Banning Unified School District, GO Notes, TRAN	2.00	10/1/12	2,500,000[b]	2,506,821
California, GO Notes (LOC; JPMorgan Chase Bank)	0.13	8/1/12	2,000,000[a]	2,000,000
California Enterprise Development Authority, IDR
(JBR, Inc. Project) (LOC; U.S. Bank NA)	0.16	8/7/12	4,000,000[a]	4,000,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.20	8/7/12	10,000,000[a]	10,000,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.16	8/7/12	13,400,000[a]	13,400,000
California Health Facilities Financing Authority,
Health Facility Revenue (Catholic Healthcare
West Loan Program) (LOC; Citibank NA)	0.19	8/7/12	6,600,000[a]	6,600,000
California Infrastructure and Economic Development Bank, Revenue
(Orange County Performing Arts Center) (LOC; Bank of America)	0.22	8/7/12	15,975,000[a]	15,975,000
California Infrastructure and Economic
Development Bank, Revenue (Southern California
Public Radio Project) (LOC; JPMorgan Chase Bank)	0.19	8/1/12	2,810,000[a]	2,810,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.16	8/7/12	2,665,000[a]	2,665,000
California Infrastructure and Economic Development Bank,
Revenue (The Westmark School Project) (LOC; U.S. Bank NA)	0.19	8/7/12	6,570,000[a,b]	6,570,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.21	8/7/12	1,000,000[a,b]	1,000,000
California Municipal Finance Authority,
Revenue (Trinity School) (LOC; Comerica Bank)	0.21	8/7/12	680,000[a,b]	680,000
California Pollution Control Financing Authority, SWDR
(Athens Services Project) (LOC; Wells Fargo Bank)	0.16	8/7/12	22,365,000[a]	22,365,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.19	8/7/12	2,425,000[a]	2,425,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.19	8/7/12	1,770,000[a]	1,770,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.19	8/7/12	8,130,000[a]	8,130,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.19	8/7/12	2,840,000[a]	2,840,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.19	8/7/12	2,650,000[a]	2,650,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.19	8/7/12	9,065,000[a]	9,065,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.19	8/7/12	3,035,000	[a]	3,035,000
California School Cash Reserve Program Authority, Revenue	2.00	12/31/12	16,500,000	[b]	16,602,659
California School Cash Reserve Program Authority, Revenue	2.00	2/1/13	11,480,000	[b]	11,559,854
California School Cash Reserve Program Authority, Revenue	2.00	4/26/13	3,500,000	[b]	3,538,905
California School Cash Reserve Program Authority, Revenue	2.00	4/26/13	17,700,000	[b]	17,896,748
California School Cash Reserve Program Authority, Revenue	2.00	6/3/13	2,000,000	[b]	2,024,990
California Statewide Communities Development
Authority, Revenue (Metropolitan Area Advisory
Committee Project) (LOC; Bank of America)	0.44	8/7/12	1,915,000	[a]	1,915,000
California Statewide Communities Development Authority,
Revenue (The Pegasus School) (LOC; Bank of America)	0.44	8/7/12	1,840,000	[a,b]	1,840,000
California Statewide Communities Development Authority, Revenue
(Tiger Woods Learning Center Foundation) (LOC; Bank of America)	0.55	8/7/12	2,275,000	[a,b]	2,275,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.18	8/7/12	500,000	[a]	500,000
Deutsche Bank Spears/Lifers Trust (Series DBE-525)
(Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.25	8/7/12	5,010,000 [a,c,d]		5,010,000
Deutsche Bank Spears/Lifers Trust (Series DBE-561)
(Azusa Public Financing Authority, Parity Revenue
(Water System Capital Improvements Program) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.25	8/7/12	5,130,000 [a,c,d]		5,130,000
Deutsche Bank Spears/Lifers Trust (Series DBE-575)
(Elk Grove Finance Authority, Special Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.25	8/7/12	5,025,000 [a,c,d]		5,025,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1013)
(Fontana Public Financing Authority, Tax Allocation Revenue
(North Fontana Redevelopment Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.30	8/7/12	4,200,000 [a,c,d]		4,200,000
Los Angeles, COP (Notre Dame High School) (LOC; Bank of America)	0.32	8/7/12	5,000,000	[a,b]	5,000,000
Los Angeles County Metropolitan Transportation Authority,
Proposition C Sales Tax Revenue, Refunding
(Liquidity Facility; Mizuho Corporate Bank)	0.14	8/1/12	2,200,000	[a]	2,200,000
Los Angeles County Schools Pooled Financing Program,
Pooled TRAN Participation Certificates (Certain Los Angeles
County Schools and Community College Districts)	2.00	1/31/13	14,600,000	[b]	14,712,438
Los Angeles Municipal Improvement Corporation,
LR, CP (LOC; Wells Fargo Bank)	0.20	8/10/12	3,000,000		3,000,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.16	8/1/12	7,500,000	[a]	7,500,000
Orange County Irvine Coast Assessment District Number 88-1,
Limited Obligation Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.17	8/7/12	8,600,000	[a]	8,600,000

The Funds 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.16	8/1/12	17,615,000[a]	17,615,000
Ravenswood City School District, GO Notes, TRAN	1.00	2/4/13	1,000,000	1,003,290
Redwood City School District, GO Notes, TRAN	2.00	10/1/12	7,500,000	7,520,186
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.15	8/7/12	9,200,000[a]	9,200,000
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.40	8/7/12	12,995,000 [a,c,d]	12,995,000
Sacramento County Housing Authority, MFHR,
Refunding (Stonebridge Apartments) (LOC; FNMA)	0.26	8/7/12	4,100,000[a]	4,100,000
San Diego County COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.15	8/7/12	2,050,000[a]	2,050,000
San Diego County and San Diego County School Districts,
TRAN, Program Note Participations	2.00	4/30/13	4,700,000[b]	4,759,391
San Jose Redevelopment Agency, MFHR (101 San Fernando
Apartments) (Citigroup ROCS, Series RR II R-13102CE)
(Liquidity Facility; Citibank NA and LOC; Citibank NA)	0.35	8/7/12	30,220,000 [a,c,d]	30,220,000
San Pablo Redevelopment Agency, Subordinate Tax
Allocation Revenue (Tenth Township Redevelopment
Project) (LOC; Union Bank NA)	0.16	8/1/12	20,165,000[a]	20,165,000
Western Placer Unified School District, GO Notes, TRAN	2.00	10/4/12	1,000,000[b]	1,002,379

Total Investments (cost $373,215,361)			99.9%	373,215,361
Cash and Receivables (Net)			.1%	294,484
Net Assets			100.0%	373,509,845

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At July 31, 2012, the fund had $95,046,885 or 25.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $62,580,000 or 16.8% of net assets.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	92.3
F2		VMIG2, MIG3, P2		SP2, A2	5.9
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	1.8
					100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See Summary of Abbreviations on page 51.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.4%
New York—97.3%
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Bank of America)	0.33	8/7/12	2,500,000[a]	2,500,000
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Bank of America)	0.33	8/7/12	2,800,000[a]	2,800,000
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	1,500,000	1,507,766
Broome County Industrial Development Agency, Continuing
Care Retirement Community Revenue (Good Shepherd
Village at Endwell, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	3,250,000[a]	3,250,000
Campbell-Savona Central School District, GO Notes, BAN	1.50	6/21/13	1,000,000	1,007,314
Cayuga County, GO Notes, BAN	1.25	2/8/13	1,000,000	1,003,370
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	3,905,000[a]	3,905,000
Dutchess County Industrial Development Agency,
Revenue (Trinity-Pawling School Corporation
Civic Facility) (LOC; PNC Bank NA)	0.17	8/7/12	1,000,000[a]	1,000,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.59	8/7/12	4,005,000[a]	4,005,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.19	8/7/12	935,000[a]	935,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.26	8/7/12	1,715,000[a]	1,715,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.26	8/7/12	265,000[a]	265,000
Hamburg Central School District, GO Notes, BAN	1.50	6/14/13	2,900,000	2,921,509
Hamburg Village, GO Notes, BAN	1.00	7/18/13	2,400,000	2,409,165
Hornell City School District, GO Notes, BAN	1.25	6/28/13	1,500,000	1,507,427
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.21	8/7/12	1,900,000[a]	1,900,000
Monroe County Industrial Development Agency,
Civic Facility Revenue (Association for the Blind
and Visually Impaired—Goodwill Industries of Greater
Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.17	8/7/12	1,000,000[a]	1,000,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.16	8/7/12	3,475,000[a]	3,475,000
Nassau County Industrial Development Agency, Civic Facility
Improvement Revenue, Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity Facility; TD Bank)	0.15	8/1/12	1,300,000[a]	1,300,000

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.13	8/7/12	7,000,000	[a]	7,000,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Cobble Hill Health
Center, Inc. Project) (LOC; Bank of America)	0.30	8/7/12	2,600,000	[a]	2,600,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Poly Prep
Country Day School Project) (LOC; Bank of America)	0.30	8/7/12	3,195,000	[a]	3,195,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Village Center
for Care Project) (LOC; Bank of America)	0.25	8/7/12	1,175,000	[a]	1,175,000
New York City Industrial Development Agency, Civic Facility Revenue
(Birch Wathen Lenox School Project) (LOC; TD Bank)	0.23	8/7/12	4,200,000	[a]	4,200,000
New York City Industrial Development Agency, Civic Facility
Revenue (Children’s Oncology Society of New York, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.19	8/7/12	2,600,000	[a]	2,600,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.20	8/7/12	4,700,000	[a]	4,700,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services
to Families and Children Project) (LOC; TD Bank)	0.23	8/7/12	3,100,000	[a]	3,100,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; California
Public Employees Retirement System)	0.14	8/1/12	8,065,000	[a]	8,065,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Mizuho Corporate Bank Ltd.)	0.14	8/1/12	4,300,000	[a]	4,300,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.16	8/1/12	1,600,000	[a]	1,600,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Citigroup ROCS,
Series RR-II R-14022) (Liquidity Facility; Citibank NA)	0.15	8/7/12	2,000,000 [a,b,c]		2,000,000
New York Liberty Development Corporation,
Liberty Revenue, Refunding (World Trade Center
Project Towers 3-4) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	1,035,000	[a]	1,035,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	585,000	[a]	585,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.18	8/7/12	3,570,000	[a]	3,570,000
New York State Dormitory Authority, Revenue
(Mount Saint Mary College) (LOC; JPMorgan Chase Bank)	0.18	8/7/12	1,500,000	[a]	1,500,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York State Housing Finance Agency,
Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.26	8/7/12	6,100,000	[a]	6,100,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Citigroup ROCS, Series RR II R-11713)
(Liquidity Facility; Citibank NA)	0.25	8/7/12	1,120,000 [a,b,c]		1,120,000
Niagara Area Development Corporation, Revenue (Niagara Falls
Memorial Medical Center Project) (LOC; HSBC Bank USA)	0.14	8/7/12	1,000,000	[a]	1,000,000
Niagara Wheatfield Central School District,
GO Notes, BAN (Various Improvements)	1.50	3/27/13	1,000,000		1,005,503
Odessa-Montour Central School District, GO Notes, BAN	1.50	6/14/13	1,100,000		1,108,063
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.20	8/7/12	1,000,000	[a]	1,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.21	8/7/12	2,800,000	[a]	2,800,000
Saratoga County Industrial Development Agency,
Civic Facility Revenue (The Saratoga Hospital
Project) (LOC; HSBC Bank PLC)	0.18	8/7/12	1,000,000	[a]	1,000,000
Suffolk County Industrial Development Agency,
Civic Facility Revenue (Hampton Day School
Civic Facility) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	1,000,000	[a]	1,000,000
Suffolk County Water Authority, Revenue,
BAN (Liquidity Facility; Bank of Nova Scotia)	0.13	8/7/12	2,000,000	[a]	2,000,000
Sullivan County, GO Notes, BAN	1.25	3/8/13	1,200,000		1,204,651
Sullivan County, GO Notes, BAN	1.50	3/8/13	1,000,000		1,005,070
Sullivan County, GO Notes, TAN	1.25	3/15/13	1,000,000		1,004,619
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties—Vanderbilt/Larned Project) (LOC; M&T Trust)	0.21	8/7/12	1,400,000	[a]	1,400,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California Public
Employees Retirement System)	0.14	8/1/12	7,500,000	[a]	7,500,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California State
Teachers Retirement System)	0.14	8/7/12	9,900,000	[a]	9,900,000
Triborough Bridge and Tunnel Authority, Subordinate Revenue,
Refunding (MTA Bridges and Tunnels) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.42	8/7/12	4,100,000	[a]	4,100,000
West Genesee Central School District, GO Notes, RAN	1.00	12/28/12	1,500,000		1,502,433
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; JPMorgan Chase Bank)	0.20	8/7/12	1,850,000	[a]	1,850,000

The Funds 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
U.S. Related—2.1%
Puerto Rico Commonwealth, Public Improvement GO
Notes, Refunding (LOC; Barclays Bank PLC)	0.16	8/7/12	2,000,000[a]	2,000,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11762)
(Liquidity Facility; Citibank NA)	0.18	8/7/12	1,000,000 [a,b,c]	1,000,000

Total Investments (cost $140,231,890)			99.4%	140,231,890
Cash and Receivables (Net)			.6%	892,417
Net Assets			100.0%	141,124,307

[a] Variable rate demand note—rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2012, these securities amounted to $4,120,000 or 2.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	71.2
F-2		VMIG2, MIG3, P2		SP2, A2	12.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	1.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	15.6
					100.0

† Based on total investments.
[d] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See Summary of Abbreviations on page 51.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Funds 51

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2011 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	26,294,419[a]	17,316,022[a]	4,501,164	18,181,055[a]	31,072,261
Cash	9,722	632	106	630	—
Interest receivable	12,991	23,256	6,213	33,753	35,230
Receivable for beneficial interest sold	3	28	—	—	—
Prepaid expenses and other assets	221	182	112	171	206
	26,317,356	17,340,120	4,507,595	18,215,609	31,107,697
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	5,117	2,653	523	2,276	2,309
Cash overdraft due to Custodian	—	—	—	—	405
Payable for shares of Beneficial Interest redeemed	1,485	15	—	—	2
Payable for investment securities purchased	—	—	—	—	1,899,882
Accrued expenses	173	130	67	110	159
	6,775	2,798	590	2,386	1,902,757
Net Assets ($)	26,310,581	17,337,322	4,507,005	18,213,223	29,204,940
Composition of Net Assets ($):
Paid-in capital	26,310,370	17,337,297	4,507,048	18,213,204	29,205,169
Accumulated distributions in
excess of investment income—net	(2)	—	—	—	—
Accumulated net realized gain (loss) on investments	213	25	(43)	19	(229)
Net Assets ($)	26,310,581	17,337,322	4,507,005	18,213,223	29,204,940
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	21,157,239	13,998,858	3,117,936	14,647,274	21,234,996
Shares Outstanding	21,157,063	13,998,868	3,117,966	14,647,261	21,235,152
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	3,431,806	1,751,091	452,664	2,093,350	4,063,713
Shares Outstanding	3,431,787	1,751,091	452,670	2,093,347	4,063,757
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	771,321	993,276	685,601	579,237	797,183
Shares Outstanding	771,316	993,274	685,607	579,236	797,188
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	793,524	244,182	205,316	803,925	3,051,918
Shares Outstanding	793,514	244,181	205,321	803,924	3,051,943
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	23,851	—
Shares Outstanding	—	—	—	23,850	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	6,459	—
Shares Outstanding	—	—	—	6,459	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	156,691	349,915	45,488	34,995	57,130
Shares Outstanding	156,690	349,914	45,488	34,995	57,129
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	24,132	—
Shares Outstanding	—	—	—	24,132	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	26,294,419	17,316,022	4,501,164	18,181,055	31,072,261

a Amount includes repurchase agreements of $4,742,000,000, $8,386,000,000 and $9,473,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

The Funds 53

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2012 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	748,881	491,256	2,355,123	373,215	140,232
Cash	1,325	454	—	—	820
Interest receivable	504	426	1,427	510	65
Prepaid expenses	52	30	68	16	59
	750,762	492,166	2,356,618	373,741	141,176
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	161	107	423	89	26
Cash overdraft due to Custodian	—	—	274	113	—
Payable for shares of Beneficial Interest redeemed	64	5	34	—[a]	—
Accrued expenses	52	50	67	29	26
	277	162	798	231	52
Net Assets ($)	750,485	492,004	2,355,820	373,510	141,124
Composition of Net Assets ($):
Paid-in capital	750,495	492,004	2,355,823	373,510	141,122
Accumulated net realized gain (loss) on investments	(10)	—[a]	(3)	—	2
Net Assets ($)	750,485	492,004	2,355,820	373,510	141,124
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	309,002	267,832	1,890,054	152,690	91,003
Shares Outstanding	308,884	267,833	1,890,056	152,685	90,979
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	218,649	181,542	383,917	182,657	36,650
Shares Outstanding	218,563	181,543	383,918	182,652	36,641
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	199,041	28,520	71,103	1,935	7,384
Shares Outstanding	198,963	28,521	71,103	1,935	7,381
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	23,778	14,109	10,746	36,227	10
Shares Outstanding	23,769	14,109	10,746	36,226	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	15	1	—	1	—
Shares Outstanding	15	1	—	1	—
Net Asset Value Per Share ($)	1.00	1.00	—	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	6,077
Shares Outstanding	—	—	—	—	6,075
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	748,881	491,256	2,355,123	373,215	140,232

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2012 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	40,923	13,889	2,575	12,437	10,119
Expenses:
Management fee—Note 2(a)	26,481	18,168	4,705	19,347	26,548
Service plan fees—Note 2(b)	6,131	3,142	1,311	4,829	11,313
Custodian fees—Note 2(c)	398	270	92	349	415
Shareholder servicing costs—Note 2(c)	335	148	66	249	639
Registration fees	109	128	77	75	105
Prospectus and shareholders’ reports	107	69	29	17	89
Trustees’ fees and expenses—Note 2(d)	95	56	15	66	87
Professional fees	18	23	24	37	37
Miscellaneous	213	148	52	159	187
Total Expenses	33,887	22,152	6,371	25,128	39,420
Less—reduction in expenses
due to undertaking—Note 2(a)	(3,644)	(8,639)	(3,796)	(13,645)	(29,304)
Less—reduction in fees
due to earnings credits—Note 2(c)	—[a]	—[a]	(1)	(1)	(1)
Net Expenses	30,243	13,513	2,574	11,482	10,115
Investment Income—Net	10,680	376	1	955	4
Realized and Unrealized Gain (Loss) on
Investments—Note 1(b) ($)	229	8	5	4	22
Net Increase in Net Assets
Resulting from Operations	10,909	384	6	959	26

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 55

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Six Months Ended July 31, 2012 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	993	655	2,677	497	206
Expenses:
Management fee—Note 2(a)	771	557	2,534	424	151
Service plan fees—Note 2(b)	452	311	536	365	73
Registration fees	49	20	51	7	43
Professional fees	36	38	34	25	23
Custodian fees—Note 2(c)	33	23	61	20	9
Shareholder servicing costs—Note 2(c)	7	9	263	3	6
Prospectus and shareholders’ reports	5	5	9	3	4
Trustees’ fees and expenses—Note 2(d)	3	2	8	2	1
Miscellaneous	31	28	70	13	14
Total Expenses	1,387	993	3,566	862	324
Less—reduction in expenses
due to undertakings—Note 2(a)	(427)	(360)	(907)	(379)	(118)
Less—reduction in fees due
to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	960	633	2,659	483	206
Investment Income—Net	33	22	18	14	—[a]
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—[a]	—	—	—
Net Increase in Net Assets
Resulting from Operations	33	22	18	14	—[a]

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2012	January 31,	July 31, 2012	January 31,
	(Unaudited)	2012	(Unaudited)	2012
Operations ($):
Investment income—net	10,680	17,381	376	98
Net realized gain (loss) on investments	229	5	8	41
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,909	17,386	384	139
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(10,610)	(17,442)	(300)	(99)
Investor Shares	(1)	(7)	(39)	(1)
Administrative Shares	(31)	(47)	(23)	—[a]
Participant Shares	—[a]	(3)	(5)	—[a]
Agency Shares	(38)	(23)	(9)	—[a]
Total Dividends	(10,680)	(17,522)	(376)	(100)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	48,412,307	109,929,147	37,686,315	113,164,798
Investor Shares	4,548,285	10,284,538	3,067,216	5,582,368
Administrative Shares	1,135,930	2,292,757	1,181,118	4,552,439
Participant Shares	825,625	2,152,712	682,180	2,294,304
Agency Shares	593,509	840,749	847,614	194,307
Net assets received in connection
with reorganization—Note 1	—	4,064,792	—	—
Dividends reinvested:
Institutional Shares	1,587	3,200	62	27
Investor Shares	—[a]	3	28	—[a]
Administrative Shares	16	12	19	—[a]
Participant Shares	—[a]	2	3	—[a]
Agency Shares	1	—[a]	—[a]	—
Cost of shares redeemed:
Institutional Shares	(49,952,099)	(115,129,031)	(41,769,105)	(115,612,213)
Investor Shares	(4,107,152)	(10,382,079)	(2,826,163)	(5,776,907)
Administrative Shares	(1,306,014)	(2,516,455)	(1,290,699)	(4,540,881)
Participant Shares	(857,982)	(2,115,132)	(727,271)	(2,535,843)
Agency Shares	(622,925)	(714,801)	(583,230)	(239,102)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,328,912)	(1,289,586)	(3,731,913)	(2,916,703)
Total Increase (Decrease) In Net Assets	(1,328,683)	(1,289,722)	(3,731,905)	(2,916,664)
Net Assets ($):
Beginning of Period	27,639,264	28,928,986	21,069,227	23,985,891
End of Period	26,310,581	27,639,264	17,337,322	21,069,227
Accumulated distributions in excess of
investment income—net	(2)	(2)	—	—

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 57

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2012	January 31,	July 31, 2012	January 31,
	(Unaudited)	2012	(Unaudited)	2012
Operations ($):
Investment income—net	1	1	955	1,355
Net realized gain (loss) on investments	5	(48)	4	192
Net Increase (Decrease) in Net Assets
Resulting from Operations	6	(47)	959	1,547
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1)	(1)	(773)	(1,223)
Investor Shares	—[a]	—[a]	(109)	(199)
Administrative Shares	—[a]	—[a]	(29)	(51)
Participant Shares	—[a]	—[a]	(39)	(59)
Service Shares	—	—	(1)	(1)
Select Shares	—	—	(1)	(2)
Agency Shares	—[a]	—[a]	(2)	(3)
Premier Shares	—	—	(1)	(4)
Total Dividends	(1)	(1)	(955)	(1,542)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,593,565	12,249,844	30,871,326	69,411,956
Investor Shares	610,686	1,309,992	4,161,263	9,318,248
Administrative Shares	1,938,940	4,394,882	946,347	2,103,860
Participant Shares	184,515	688,559	1,791,834	3,087,091
Service Shares	—	—	3,489	36,339
Select Shares	—	—	12,126	46,006
Agency Shares	45,098	106,658	53,744	37,483
Premier Shares	—	—	175,989	384,613
Dividends reinvested:
Institutional Shares	—[a]	—[a]	241	342
Investor Shares	—[a]	—[a]	28	38
Administrative Shares	—[a]	—[a]	19	29
Participant Shares	—[a]	—[a]	26	32
Service Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(5,019,075)	(11,498,089)	(32,770,883)	(60,809,846)
Investor Shares	(640,117)	(1,384,843)	(4,243,951)	(8,965,283)
Administrative Shares	(1,885,625)	(4,323,871)	(969,206)	(1,924,122)
Participant Shares	(204,756)	(939,334)	(1,876,816)	(2,616,381)
Service Shares	—	—	(11,557)	(9,591)
Select Shares	—	—	(29,471)	(41,310)
Agency Shares	(11,173)	(150,808)	(41,546)	(52,966)
Premier Shares	—	—	(182,658)	(405,988)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(387,942)	452,990	(2,109,656)	9,600,550
Total Increase (Decrease) In Net Assets	(387,937)	452,942	(2,109,652)	9,600,555
Net Assets ($):
Beginning of Period	4,894,942	4,442,000	20,322,875	10,722,320
End of Period	4,507,005	4,894,942	18,213,223	20,322,875

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2012	January 31,	July 31, 2012	January 31,
	(Unaudited)	2012	(Unaudited)	2012
Operations ($):
Investment income—net	4	8	33	116
Net realized gain (loss) on investments	22	(251)	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	26	(243)	33	116
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3)	(46)	(33)	(100)
Investor Shares	(1)	(10)	—[a]	—[a]
Administrative Shares	—[a]	(3)	—[a]	(16)
Participant Shares	—[a]	(7)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(4)	(66)	(33)	(116)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	27,117,780	64,662,447	743,951	1,287,413
Investor Shares	7,829,857	16,084,217	153,436	428,316
Administrative Shares	1,263,960	3,489,224	182,371	709,023
Participant Shares	6,023,691	12,420,251	25,228	44,217
Agency Shares	121,064	156,869	—	—[a]
Dividends reinvested:
Institutional Shares	1	12	14	66
Investor Shares	—[a]	5	—[a]	—[a]
Administrative Shares	—[a]	1	—[a]	15
Participant Shares	—[a]	5	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(24,771,011)	(60,789,778)	(781,448)	(1,303,879)
Investor Shares	(7,916,367)	(15,148,673)	(191,787)	(430,017)
Administrative Shares	(1,076,603)	(3,933,307)	(196,263)	(872,745)
Participant Shares	(5,838,188)	(11,717,225)	(26,440)	(41,746)
Agency Shares	(84,681)	(157,506)	—[a]	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,669,503	5,066,542	(90,938)	(179,337)
Total Increase (Decrease) In Net Assets	2,669,525	5,066,233	(90,938)	(179,337)
Net Assets ($):
Beginning of Period	26,535,415	21,469,182	841,423	1,020,760
End of Period	29,204,940	26,535,415	750,485	841,423

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus New York		Dreyfus Tax Exempt
	Municipal Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2012	January 31,	July 31, 2012	January 31,
	(Unaudited)	2012	(Unaudited)	2012
Operations ($):
Investment income—net	22	152	18	680
Net realized gain (loss) on investments	—[a]	—	—	8
Net Increase (Decrease) in Net Assets
Resulting from Operations	22	152	18	688
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(22)	(152)	(18)	(687)
Investor Shares	—[a]	(1)	—[a]	(2)
Administrative Shares	—[a]	(2)	—[a]	(2)
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—	—	—	—[a,b]
Total Dividends	(22)	(155)	(18)	(691)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	191,493	546,920	4,029,896	8,627,380
Investor Shares	239,936	431,943	338,453	529,699
Administrative Shares	27,949	28,998	34,433	105,246
Participant Shares	30,745	39,049	27,141	87,588
Agency Shares	—	—	—	417[b]
Dividends reinvested:
Institutional Shares	3	39	6	262
Investor Shares	—[a]	1	—[a]	1
Administrative Shares	—[a]	2	—[a]	2
Participant Shares	—[a]	—[a]	—	—[a]
Agency Shares	—	—	—	—[b]
Cost of shares redeemed:
Institutional Shares	(243,942)	(686,027)	(4,221,628)	(9,376,532)
Investor Shares	(324,985)	(464,579)	(334,095)	(494,321)
Administrative Shares	(20,870)	(54,912)	(38,996)	(102,001)
Participant Shares	(27,247)	(50,235)	(43,661)	(69,254)
Agency Shares	—	—	—	(461)[b]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(126,918)	(208,801)	(208,451)	(691,974)
Total Increase (Decrease) In Net Assets	(126,918)	(208,804)	(208,451)	(691,977)
Net Assets ($):
Beginning of Period	618,922	827,726	2,564,271	3,256,248
End of Period	492,004	618,922	2,355,820	2,564,271

a Amount represents less than $1,000.
b Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares.

See notes to financial statements.

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2012	January 31,	July 31, 2012	January 31,
	(Unaudited)	2012	(Unaudited)	2012
Operations ($):
Investment income—net	14	97	—[a]	16
Net realized gain (loss) on investments	—	1	—	2
Net Increase (Decrease) in Net Assets
Resulting from Operations	14	98	—[a]	18
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(14)	(97)	—[a]	(16)
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—	(1)	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—[a]
Agency Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Total Dividends	(14)	(98)	—[a]	(16)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	68,570	271,328	67,533	181,955
Investor Shares	346,155	518,998	76,687	165,569
Administrative Shares	12,190	23,002	7,323	21,288
Participant Shares	59,404	140,330	—	—
Classic Shares	—	—	55,906	118,607
Dividends reinvested:
Institutional Shares	13	88	—[a]	12
Investor Shares	—[a]	—[a]	—[a]	—[a]
Administrative Shares	—[a]	1	—[a]	—[a]
Participant Shares	—[a]	—[a]	—	—
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(90,055)	(232,587)	(78,759)	(160,271)
Investor Shares	(366,956)	(371,657)	(88,677)	(167,059)
Administrative Shares	(12,234)	(34,592)	(12,614)	(16,575)
Participant Shares	(84,827)	(126,459)	—	—
Agency Shares	—	—	—	—
Classic Shares	—	—	(50,102)	(127,569)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(67,740)	188,452	(22,703)	15,957
Total Increase (Decrease) In Net Assets	(67,740)	188,452	(22,703)	15,959
Net Assets ($):
Beginning of Period	441,250	252,798	163,827	147,868
End of Period	373,510	441,250	141,124	163,827

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 61

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (“New York AMT-Free Municipal Money Fund”), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus New York AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.10[b]	.21[b]	.21[b]	.10[b]	21,157
Year Ended January 31,
2012	1.00	.001	(.001)	1.00	.07	.21	.19	.07	22,695
2011	1.00	.001	(.001)	1.00	.15	.21	.21	.14	24,512
2010	1.00	.004	(.004)	1.00	.41	.22	.22	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.46[b]	.31[b]	.00[b,c]	3,432
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.26	.00[c]	2,991
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.35	.00[c]	2,949
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[b]	.30[b]	.01[b]	771
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.31	.25	.00[c]	941
2011	1.00	.001	(.001)	1.00	.05	.31	.30	.05	792
2010	1.00	.003	(.003)	1.00	.32	.32	.32	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.31[b]	.00[b,c]	794
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.25	.00[c]	826
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.36	.00[c]	616
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.04[b]	.27[b]	.27[b]	.03[b]	157
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.02	.27	.23	.01	186
2011	1.00	.001	(.001)	1.00	.09	.27	.27	.09	60
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[d]	1.00	.016	(.016)	1.00	4.84[b]	.26[b]	.26[b]	4.97[b]	19

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Government
Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.21[b]	.15[b]	.00[b,c]	13,999
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.21	.13	.00[c]	18,082
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.21	.21	.04	20,529
2010	1.00	.002	(.002)	1.00	.17	.22	.21	.18	23,963
2009	1.00	.020	(.020)	1.00	2.01	.22	.22	1.63	33,715
2008	1.00	.048	(.048)	1.00	4.93	.20	.20	4.73	9,303
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.46[b]	.15[b]	.00[b,c]	1,751
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.13	.00[c]	1,510
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.25	.00[c]	1,705
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.46	.37	.04	2,209
2009	1.00	.017	(.017)	1.00	1.76	.46	.46	1.39	4,058
2008	1.00	.046	(.046)	1.00	4.67	.45	.45	4.48	1,738
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[b]	.15[b]	.00[b,c]	993
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.14	.00[c]	1,103
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.25	.00[c]	1,091
2010	1.00	.001	(.001)	1.00	.10	.32	.29	.13	829
2009	1.00	.019	(.019)	1.00	1.91	.31	.31	1.54	2,258
2008	1.00	.047	(.047)	1.00	4.83	.30	.30	4.63	693
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.15[b]	.00[b,c]	244
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.14	.00[c]	289
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.25	.00[c]	531
2010	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.41	.01	339
2009	1.00	.016	(.016)	1.00	1.60	.61	.61	1.24	662
2008	1.00	.044	(.044)	1.00	4.51	.60	.60	4.33	445
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.28[b]	.15[b]	.00[b,c]	350
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.27	.14	.00[c]	86
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.28	.25	.00[c]	130
2010	1.00	.001	(.001)	1.00	.13	.27	.26	.13	73
2009	1.00	.019	(.019)	1.00	1.96	.27	.27	1.58	86
2008[d]	1.00	.014	(.014)	1.00	4.30[b]	.26[b]	.26[b]	4.67[b]	2

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 63

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Government Prime
Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.21[b]	.11[b]	.00[b,c]	3,118
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.22	.11	.00[c]	3,543
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	2,792
2010	1.00	.001	(.001)	1.00	.11	.23	.21	.12	3,147
2009	1.00	.019	(.019)	1.00	1.91	.22	.22	1.64	6,439
2008	1.00	.048	(.048)	1.00	4.91	.20	.20	4.67	2,327
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.47[b]	.11[b]	.00[b,c]	453
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.12	.00[c]	482
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.22	.00[c]	557
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.33	.00[c]	593
2009	1.00	.016	(.016)	1.00	1.66	.47	.47	1.39	1,178
2008	1.00	.046	(.046)	1.00	4.65	.45	.45	4.42	563
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.32[b]	.11[b]	.00[b,c]	686
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.12	.00[c]	632
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.22	.00[c]	561
2010	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.29	.04	497
2009	1.00	.018	(.018)	1.00	1.81	.32	.32	1.54	693
2008	1.00	.047	(.047)	1.00	4.80	.30	.30	4.57	307
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.11[b]	.00[b,c]	205
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.13	.00[c]	226
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.22	.00[c]	476
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.33	.00[c]	706
2009	1.00	.015	(.015)	1.00	1.51	.62	.61	1.25	1,346
2008	1.00	.044	(.044)	1.00	4.49	.60	.60	4.27	711
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.27[b]	.12[b]	.00[b,c]	45
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.27	.13	.00[c]	12
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.28	.21	.00[c]	56
2010	1.00	.001	(.001)	1.00	.06	.29	.26	.06	90
2009	1.00	.018	(.018)	1.00	1.85	.28	.28	1.58	41
2008[d]	1.00	.015	(.015)	1.00	4.33[b]	.26[b]	.26[b]	4.61[b]	10

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.21[b]	.12[b]	.01[b]	14,647
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.21	.09	.01	16,547
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	7,944
2010	1.00	.001	(.001)	1.00	.07	.22	.21	.08	12,015
2009	1.00	.013	(.013)	1.00	1.27	.22	.22	1.09	16,461
2008	1.00	.046	(.046)	1.00	4.71	.20	.20	4.30	12,891
Investor Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.46[b]	.12[b]	.01[b]	2,093
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.46	.09	.01	2,176
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.20	.00[c]	1,823
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.29	.00[c]	1,922
2009	1.00	.010	(.010)	1.00	1.04	.47	.45	.86	3,317
2008	1.00	.044	(.044)	1.00	4.45	.45	.45	4.05	3,483
Administrative Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.31[b]	.12[b]	.01[b]	579
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.31	.09	.01	602
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.20	.00[c]	422
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.33	.27	.03	695
2009	1.00	.012	(.012)	1.00	1.17	.31	.31	1.00	1,355
2008	1.00	.045	(.045)	1.00	4.61	.30	.30	4.20	758
Participant Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.61[b]	.11[b]	.01[b]	804
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.61	.09	.01	889
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.20	.00[c]	418
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.28	.00[c]	520
2009	1.00	.009	(.009)	1.00	.93	.62	.54	.77	444
2008	1.00	.042	(.042)	1.00	4.30	.60	.60	3.90	288
Service Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.71[b]	.10[b]	.01[b]	24
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.73	.10	.01	32
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.71	.21	.00[c]	5
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.72	.28	.00[c]	5
2009	1.00	.009	(.009)	1.00	.86	.71	.66	.65	5
2008[d]	1.00	.023	(.023)	1.00	3.15[b]	.70[b]	.70[b]	3.80[b]	56
Select Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	1.01[b]	.11[b]	.01[b]	6
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	1.01	.09	.01	24
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	1.01	.20	.00[c]	19
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	1.02	.28	.00[c]	25
2009	1.00	.007	(.007)	1.00	.66	1.01	.87	.44	33
2008[d]	1.00	.021	(.021)	1.00	2.89[b]	1.00[b]	1.00[b]	3.50[b]	94
Agency Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.27[b]	.12[b]	.01[b]	35
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.27	.10	.01	23
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.27	.20	.00[c]	38
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.28	.24	.03	71
2009	1.00	.012	(.012)	1.00	1.21	.27	.27	1.04	63
2008[e]	1.00	.013	(.013)	1.00	3.92[b]	.26[b]	.26[b]	4.24[b]	—[f]
Premier Shares
Six Months Ended July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.52[b]	.12[b]	.01[b]	24
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.52	.10	.01	31
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.52	.20	.00[c]	52
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.53	.27	.00[c]	61
2009	1.00	.010	(.010)	1.00	1.00	.53	.48	.83	35
2008[e]	1.00	.012	(.012)	1.00	3.68[b]	.51[b]	.51[b]	3.99[b]	29

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

The Funds 65

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.21[b]	.08[b]	.00[b,c]	21,235
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.22	.06	.00[c]	18,888
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.21	.14	.00[c]	15,016
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.22	.19	.03	18,751
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.46[b]	.08[b]	.00[b,c]	4,064
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.06	.00[c]	4,150
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.14	.00[c]	3,215
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.22	.00[c]	4,222
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[b]	.08[b]	.00[b,c]	797
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.08	.00[c]	610
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.14	.00[c]	1,054
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.21	.00[c]	1,272
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.08[b]	.00[b,c]	3,052
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.06	.00[c]	2,866
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.15	.00[c]	2,163
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.22	.00[c]	2,599
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.27[b]	.09[b]	.00[b,c]	57
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.26	.05	.00[c]	21
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.27	.11	.00[c]	21
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.28	.19	.01	381
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[d]	1.00	.011	(.011)	1.00	3.38[b]	.26[b]	.26[b]	3.75[b]	—[e]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Amount represents less than $1 million.

See notes to financial statements.

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Municipal
Cash Management Plus
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.24[b]	.24[b]	.02[b]	309
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.22	.03	346
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	363
2010	1.00	.005	(.005)	1.00	.49	.25	.23	.50	360
2009	1.00	.021	(.021)	1.00	2.17	.21	.21	2.14	589
2008	1.00	.034	(.034)	1.00	3.50	.20	.20	3.42	1,787
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.49[b]	.26[b]	.00[b,c]	219
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.49	.25	.00[c]	257
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.37	.00[c]	259
2010	1.00	.003	(.003)	1.00	.27	.50	.44	.29	401
2009	1.00	.019	(.019)	1.00	1.91	.46	.46	1.89	293
2008	1.00	.032	(.032)	1.00	3.25	.45	.45	3.17	472
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.34[b]	.26[b]	.00[b,c]	199
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.34	.26	.00[c]	213
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.33	.04	377
2010	1.00	.004	(.004)	1.00	.39	.35	.32	.41	582
2009	1.00	.020	(.020)	1.00	2.07	.31	.31	2.04	625
2008	1.00	.033	(.033)	1.00	3.40	.30	.30	3.32	294
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.64[b]	.26[b]	.00[b,c]	24
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.64	.25	.00[c]	25
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.63	.37	.00[c]	23
2010	1.00	.002	(.002)	1.00	.18	.65	.56	.17	23
2009	1.00	.017	(.017)	1.00	1.76	.61	.61	1.74	61
2008	1.00	.030	(.030)	1.00	3.09	.60	.60	3.02	37
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.30[b]	.26[b]	.00[b,c]	—[d]
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.30	.24	.01	—[d]
2011	1.00	.001	(.001)	1.00	.06	.30	.30	.06	—[d]
2010	1.00	.004	(.004)	1.00	.42	.32	.29	.44	1
2009	1.00	.021	(.021)	1.00	2.10	.27	.27	2.08	—[d]
2008[e]	1.00	.011	(.011)	1.00	3.20[b]	.26[b]	.26[b]	3.36[b]	—[d]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus New York Municipal
Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.25[b]	.22[b]	.01[b]	268
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.21	.04	320
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.12	459
2010	1.00	.004	(.004)	1.00	.45	.25	.23	.44	589
2009	1.00	.020	(.020)	1.00	1.99	.22	.22	1.95	544
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.41	458
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.49[b]	.23[b]	.00[b,c]	182
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.49	.25	.00[c]	267
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.36	.00[c]	299
2010	1.00	.002	(.002)	1.00	.23	.50	.45	.22	282
2009	1.00	.017	(.017)	1.00	1.74	.47	.47	1.70	374
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.16	363
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.34[b]	.24[b]	.00[b,c]	29
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.34	.25	.00[c]	21
2011	1.00	.000[a]	(.000)[a]	1.00	.03	.34	.33	.03	47
2010	1.00	.004	(.004)	1.00	.35	.35	.33	.34	70
2009	1.00	.019	(.019)	1.00	1.89	.32	.32	1.85	62
2008	1.00	.033	(.033)	1.00	3.37	.30	.30	3.31	74
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.65[b]	.24[b]	.00[b,c]	14
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.64	.25	.00[c]	11
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.64	.36	.00[c]	22
2010	1.00	.001	(.001)	1.00	.15	.65	.57	.10	12
2009	1.00	.016	(.016)	1.00	1.59	.62	.62	1.55	51
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	3.01	47
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[b]	.24[b]	.00[b,c]	—[d]
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.30	.23	.00[c]	—[d]
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.03	—[d]
2010	1.00	.004	(.004)	1.00	.39	.31	.29	.38	—[d]
2009	1.00	.019	(.019)	1.00	1.93	.28	.28	1.89	—[d]
2008[e]	1.00	.011	(.011)	1.00	3.18[b]	.26[b]	.26[b]	3.35[b]	—[d]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Tax Exempt
Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.24[b]	.21[b]	.00[b,c]	1,890
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.20	.03	2,082
2011	1.00	.001	(.001)	1.00	.10	.23	.23	.09	2,831
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
2009	1.00	.021	(.021)	1.00	2.11	.21	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.39	4,370
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.47[b]	.21[b]	.00[b,c]	384
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.22	.00[c]	380
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.32	.00[c]	344
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
2009	1.00	.018	(.018)	1.00	1.86	.46	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.14	556
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.32[b]	.21[b]	.00[b,c]	71
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.22	.00[c]	76
2011	1.00	.000[a]	(.000)[a]	1.00	.02	.32	.31	.01	72
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
2009	1.00	.020	(.020)	1.00	2.01	.31	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	.30	3.29	259
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.62[b]	.21[b]	.00[b,c]	11
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.21	.00[c]	27
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.32	.00[c]	9
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27
2009	1.00	.017	(.017)	1.00	1.70	.61	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	2.99	55

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)					Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.24[b]	.22[b]	.02[b]	153
Year Ended January 31,
2012	1.00	.001	(.001)	1.00	.05	.24	.22	.05	174
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	135
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[c]	1.00	.017	(.017)	1.00	3.29[b]	.20[b]	.15[b]	3.15[b]	115
Investor Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.48[b]	.23[b]	.00[b,d]	183
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.50	.27	.00[d]	203
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.49	.38	.00[d]	56
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[c]	1.00	.015	(.015)	1.00	3.05[b]	.45[b]	.40[b]	2.90[b]	6
Administrative Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00[a]	.00[b,d]	.35[b]	.24[b]	.00[b,d]	2
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.35	.27	.01	2
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.35	.34	.03	14
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	—[e]
2008[c]	1.00	.016	(.016)	1.00	3.19[b]	.30[b]	.25[b]	3.05[b]	—[e]
Participant Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.63[b]	.23[b]	.00[b,d]	36
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.64	.28	.00[d]	62
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.64	.38	.00[d]	48
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[c]	1.00	.014	(.014)	1.00	2.90[b]	.60[b]	.55[b]	2.75[b]	142
Agency Shares
Six Months Ended
July 31, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.30[b]	.25[b]	.00[b,d]	—[e]
Year Ended January 31,
2012	1.00	.000[a]	(.000)[a]	1.00	.02	.30	.25	.01	—[e]
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.04	—[e]
2010	1.00	.003	(.003)	1.00	.34	.35	.28	.28	—[e]
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	—[e]
2008[f]	1.00	.010	(.010)	1.00	3.09[b]	.26[b]	.21[b]	3.09[b]	—[e]

a	Amount represents less than $.001 per share.
b	Annualized.
c	From August 1, 2007 (commencement of operations) to January 31, 2008.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
					Dividends									Ratio of Net
	Net Asset			Dividends	from Net		Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Realized		Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	Gain on	Total	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	Investments	Distributions	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
Institutional Shares†
Six Months Ended
July 31, 2012
(Unaudited)	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,c]	.33	[b]	.27	[b]	.00	[b,c]	91
Year Ended
January 31,
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.02		.31		.25		.02		102
2011	1.00	.001		(.001)	—	(.001)	1.00	.14		.31		.23		.14		81
2010	1.00	.005		(.005)	—	(.005)	1.00	.47		.22		.22		.47		110
One Month Ended
January 31,
2009[d]	1.00	.001		(.001)	—	(.001)	1.00	.06	[e]	.24	[b]	.24	[b]	.70	[b]	49
Year Ended
December 31,
2008	1.00	.021		(.021)	(.000)[a]	(.021)	1.00	2.08		.25		.24		2.08		49
2007	1.00	.034		(.034)	—	(.034)	1.00	3.42		.25		.25		3.38		64
Investor Shares†
Six Months Ended
July 31, 2012
(Unaudited)	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,c]	.58	[b]	.27	[b]	.00	[b,c]	37
Year Ended
January 31,
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.56		.28		.00	[c]	49
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.55		.37		.00	[c]	50
2010	1.00	.003		(.003)	—	(.003)	1.00	.27		.47		.43		.26		74
One Month Ended
January 31,
2009[d]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.04	[e]	.49	[b]	.49	[b]	.45	[b]	102
Year Ended
December 31,
2008	1.00	.018		(.018)	(.000)[a]	(.018)	1.00	1.83		.50		.49		1.80		100
2007	1.00	.031		(.031)	—	(.031)	1.00	3.16		.50		.50		3.12		139
Administrative
Shares
Six Months Ended
July 31, 2012
(Unaudited)	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,c]	.43	[b]	.27	[b]	.00	[b,c]	7
Year Ended
January 31,
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.42		.28		.00	[c]	13
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.05		.40		.33		.04		8
2010	1.00	.004		(.004)	—	(.004)	1.00	.37		.32		.31		.38		8
One Month Ended
January 31,
2009[d]	1.00	.001		(.001)	—	(.001)	1.00	.05	[e]	.34	[b]	.34	[b]	.60	[b]	—[f]
Year Ended
December 31,
2008[g]	1.00	.006		(.006)	—	(.006)	1.00	.62	[d]	.33	[b]	.33	[b]	2.02	[b]	—[f]

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)									Ratios/Supplemental Data (%)
					Dividends									Ratio of Net
	Net Asset			Dividends	from Net		Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Realized		Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	Gain on	Total	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	Investments	Distributions	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
(continued)
Participant Shares
Six Months Ended
July 31, 2012
(Unaudited)	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,c]	.73	[b]	.27	[b]	.00	[b,c]	—[f]
Year Ended
January 31,
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.71		.28		.00	[c]	—[f]
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.70		.37		.00	[c]	—[f]
2010	1.00	.002		(.002)	—	(.002)	1.00	.18		.62		.51		.18		—[f]
One Month Ended
January 31,
2009[d]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.03	[e]	.64	[b]	.64	[b]	.30	[b]	—[f]
Year Ended
December 31,
2008[g]	1.00	.005		(.005)	—	(.005)	1.00	.53	[b]	.63	[b]	.63	[b]	1.73	[b]	—[f]
Classic Shares†
Six Months Ended
July 31, 2012
(Unaudited)	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,c]	.83	[b]	.27	[b]	.00	[b,c]	6
Year Ended
January 31,
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.81		.29		.00	[c]	—[f]
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[c]	.81		.37		.00	[c]	9
2010	1.00	.001		(.001)	—	(.001)	1.00	.13		.72		.59		.10		60
One Month Ended
January 31,
2009[d]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.02	[e]	.74	[b]	.73	[b]	.21	[b]	76
Year Ended
December 31,
2008	1.00	.016		(.016)	(.000)[a]	(.016)	1.00	1.58		.75		.74		1.55		73
2007	1.00	.029		(.029)	—	(.029)	1.00	2.90		.75		.75		2.78		79

† Represents information for the fund’s predecessor, NewYork AMT-Free Municipal Money Fund through September 12, 2008.
a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
[d] The fund has changed its fiscal year end from December 31 to January 31.
e Not annualized.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, DreyfusTax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus NewYork Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

As of the close of business on August 25, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Cash Management Plus were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Cash Management Plus received Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Cash Management Plus at the time of the exchange. The net asset value of Dreyfus Cash Management’s shares at the close of business on August 25, 2011, after the reorganization, was $1.00 per share, and a total of 3,379,940,833 Institutional Shares, 139,359,013 Investor Shares, 373,101,182 Administrative Shares, 172,390,108 Participant Shares and 1,046 Agency Shares representing net assets of $4,064,792,182, were issued to Dreyfus Cash Management Plus shareholders in the exchange.The exchange was a tax-free event to shareholders.

The net assets immediately before the acquisition were as follows:

Net Assets ($)
Dreyfus Cash Management
Plus—Target Fund	4,064,792,182
Dreyfus Cash Management—
Acquiring Fund	25,256,415,404
Total	29,321,207,586

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus Tax Exempt Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares). In addition, Dreyfus Treasury & Agency Cash Management also offers Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes

The Funds 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of July 31, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal Cash
Management, Agency Shares	1,034

Dreyfus California AMT-Free Municipal
Cash Management, Agency Shares	1,032

Dreyfus New York AMT-Free Municipal
Cash Management, Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of July 31, 2012 in valuing each fund’s investments.

At July 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreements, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net, if any, on each business day. Such dividends, if any, are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	26,294,419,403	—	26,294,419,403
Dreyfus Government Cash Management	—	17,316,022,040	—	17,316,022,040
Dreyfus Government Prime Cash Management	—	4,501,163,570	—	4,501,163,570
Dreyfus Treasury & Agency Cash Management	—	18,181,055,168	—	18,181,055,168
Dreyfus Treasury Prime Cash Management	—	31,072,261,109	—	31,072,261,109
Dreyfus Municipal Cash Management Plus	—	748,880,710	—	748,880,710
Dreyfus New York Municipal Cash Management	—	491,255,998	—	491,255,998
Dreyfus Tax Exempt Cash Management	—	2,355,123,086	—	2,355,123,086
Dreyfus California AMT—Free Municipal Cash Management	—	373,215,361	—	373,215,361
Dreyfus New York AMT—Free Municipal Cash Management	—	140,231,890	—	140,231,890

† See Statements of Investments for additional detailed categorizations.

The Funds 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2012, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended January 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2012.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal year ended January 31, 2012 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus,

Table 2—Capital Loss Carryover

		($ x 1,000)
		Post-Enactment
	2019†	Losses††	Total
Dreyfus Municipal Cash Management Plus	10	—	10
Dreyfus Government Prime Cash Mangement	—	48	48
Dreyfus Treasury Prime Cash Management	—	251	251

† If not applied, the carryovers expire in the above fiscal year.
†† Post-enactment short-term capital losses that can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid

		2012
	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gains
Dreyfus Municipal Cash Management Plus	116	—	—
Dreyfus New York Municipal Cash Management	152	—	3
Dreyfus Tax Exempt Cash Management	680	—	11
Dreyfus California AMT-Free Municipal Cash Management	97	1	—
Dreyfus New York AMT-Free Municipal Cash Management	16	—†	—

† Amount represents less than $1,000.

Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal year ended January 31, 2012.

At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.These undertakings are voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended July 31, 2012.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus Tax Exempt Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares), Dreyfus Treasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating

Table 4—Expense Reductions

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Government	Government	Treasury &	Treasury
	Dreyfus Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Institutional Shares ($)	—	4,499,369	1,780,730	7,140,215	12,682,118
Investor Shares ($)	2,426,055	2,459,685	882,877	3,743,199	8,119,411
Administrative Shares ($)	27,297	858,463	615,084	567,480	780,652
Participant Shares ($)	1,189,674	552,604	504,333	1,963,596	7,708,840
Service Shares ($)	—	—	—	85,328	—
Select Shares ($)	—	—	—	69,426	—
Agency Shares ($)	810	268,921	12,953	21,595	13,250
Premier Shares ($)	—	—	—	54,607	—

Table 4. (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Institutional Shares ($)	10,889	37,497	355,499	10,415	27,058
Investor Shares ($)	278,919	293,236	479,287	274,931	69,596
Administrative Shares ($)	88,244	12,435	38,110	1,354	6,453
Participant Shares ($)	49,199	16,343	34,441	91,921	23
Agency Shares ($)	3	—	—	—	—
Classic Shares ($)	—	—	—	—	14,694

The Funds 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor, Administrative, Participant, Service, Select,Agency, Premier and Classic Shares a consolidated statement.The Service Agent will generally also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select or Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred.

Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2012.

(c) Each fund has adopted a Shareholder Services Plan with respect to their Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2012.

Each fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds. Since May 29, 2012, DTI has also provided certain cash management services for the funds. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2012, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund.These fees were partially offset by earnings credits pur-

Table 5—Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	4,043,905	442,025	1,579,224	—	—	66,124	—	—
Dreyfus Government Cash Management	2,005,913	536,236	476,178	—	—	123,198	—	—
Dreyfus Government
Prime Cash Management	619,969	286,532	399,788	—	—	4,935	—	—
Dreyfus Treasury &
Agency Cash Management	2,759,748	294,458	1,592,101	69,889	62,091	8,824	42,325	—
Dreyfus Treasury Prime
Cash Management	5,220,706	337,718	5,750,376	—	—	4,285	—	—
Dreyfus Municipal
Cash Management Plus	296,663	104,062	50,923	—	—	5	—	—
Dreyfus New York Municipal
Cash Management	282,976	12,114	16,083	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	466,983	35,522	33,207	—	—	—	—	—
Dreyfus California AMT-Free
Municipal Cash Management	271,413	1,304	92,145	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	56,009	3,867	20	—	—	—	—	12,994

suant to the custody agreement for each relevant fund, also summarized in Table 8.

Each fund has arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statements of Operations.

Table 6—Shareholder Services Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	222,960
Dreyfus Government Cash Management	80,309
Dreyfus Government Prime Cash Management	8,500
Dreyfus Treasury & Agency Cash Management	199,124
Dreyfus Treasury Prime Cash Management	350,598
Dreyfus Municipal Cash Management Plus	3,028
Dreyfus New York Municipal Cash Management	4,394
Dreyfus Tax Exempt Cash Management	250,050
Dreyfus California AMT-Free Municipal Cash Management	1,539

Table 7—Transfer Agency Agreement Fees

	Transfer Agency	Cash Management
	Fees ($)	Fees ($)
Dreyfus Cash Management	37,318	380
Dreyfus Government Cash Management	44,429	553
Dreyfus Government Prime Cash Management	41,293	470
Dreyfus Treasury & Agency Cash Management	21,389	245
Dreyfus Treasury Prime Cash Management	224,302	2,618
Dreyfus Municipal Cash Management Plus	1,205	10
Dreyfus New York Municipal Cash Management	2,870	15
Dreyfus Tax Exempt Cash Management	2,959	36
Dreyfus California AMT-Free Municipal Cash Management	389	3
Dreyfus New York AMT-Free Municipal Cash Management	1,184	10

Table 8—Custody Agreement Fees

	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	397,786	—
Dreyfus Government Cash Management	270,417	—
Dreyfus Government Prime Cash Management	92,334	(415)
Dreyfus Treasury & Agency Cash Management	349,208	(1,016)
Dreyfus Treasury Prime Cash Management	414,550	—
Dreyfus Municipal Cash Management Plus	32,855	—
Dreyfus New York Municipal Cash Management	22,728	—
Dreyfus Tax Exempt Cash Management	61,324	—
Dreyfus California AMT-Free Municipal Cash Management	20,421	—
Dreyfus New York AMT-Free Municipal Cash Management	9,432	—

The Funds 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Prior to May 29, 2012, each fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 9 summarizes the amount each fund was charged during the period ended July 31, 2012, pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits pursuant to the cash management agreements, also summarized in Table 9.

During the period ended July 31, 2012, each fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 9—Cash Management Agreement Fees

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	2,298	(115)
Dreyfus Government Cash Management	3,313	(166)
Dreyfus Government Prime Cash Management	2,559	(127)
Dreyfus Treasury & Agency Cash Management	1,481	(74)
Dreyfus Treasury Prime Cash Management	15,334	(767)
Dreyfus Municipal Cash Management Plus	60	(3)
Dreyfus New York Municipal Cash Management	146	(8)
Dreyfus Tax Exempt Cash Management	232	(12)
Dreyfus California AMT-Free Municipal Cash Management	18	(1)
Dreyfus New York AMT-Free Municipal Cash Management	63	(3)

Table 10—Due to The Dreyfus Corporation and Affiliates

				Chief
				Compliance	Transfer
	Management	Service Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,396,053	1,079,024	272,663	3,713	15,534	(650,028)
Dreyfus Government
Cash Management	2,991,225	565,463	195,473	3,713	16,285	(1,119,584)
Dreyfus Government
Prime Cash Management	789,057	238,296	61,757	3,713	12,513	(582,814)
Dreyfus Treasury & Agency
Cash Management	3,216,239	794,645	200,438	3,713	7,539	(1,946,503)
Dreyfus Treasury
Prime Cash Management	4,840,633	1,983,150	243,618	3,713	78,568	(4,840,622)
Dreyfus Municipal
Cash Management Plus	122,681	72,406	21,077	3,713	1,045	(59,570)
Dreyfus New York Municipal
Cash Management	84,114	44,620	15,320	3,713	1,267	(42,217)
Dreyfus Tax Exempt
Cash Management	435,014	90,881	42,439	3,713	3,180	(152,628)
Dreyfus California AMT-Free
Municipal Cash Management	64,899	53,641	13,267	3,713	626	(47,125)
Dreyfus New York AMT-Free
Municipal Cash Management	24,202	11,272	5,763	3,713	770	(20,005)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

NOTE 3—Beneficial Interest Transactions:

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest.

NOTE 4—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended July 31, 2012.

NOTE 5—Subsequent Event:

At a Board meeting held on September 12, 2012, the Board of Trustees approved the termination of Agency shares in Dreyfus NewYork Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management and Participant shares in Dreyfus NewYork AMT-Free Municipal Cash Management, effective September 14, 2012.

Table 11—Affiliated Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	407,295,000	341,200,000
Dreyfus New York Municipal Cash Management	244,995,000	260,200,000
Dreyfus Tax Exempt Cash Management	489,195,000	954,965,000
Dreyfus California AMT—Free Municipal Cash Management	109,265,000	127,865,000
Dreyfus New York AMT—Free Municipal Cash Management	52,875,000	40,275,000

The Funds 81

INFORMATION ABOUT THE RENEWAL OF EACH
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a joint meeting of the Boards of the above-named funds held on May 15, 2012, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides each fund with investment advisory and administrative services (the “Agreement”).The Board members, only one of whom is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of each fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the funds, each fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable for the funds.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

DREYFUS CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group medians and above the Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians and above the Performance Universe medians for the various periods, except for the one-year period when it was one basis point below the Performance Universe median.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and that all but one of the Performance Group funds achieved a total return of two basis points or less for the one-year period, with the one other fund recording a three basis points total return for the year. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians and at or above the Performance Universe medians for the various periods, except for the one-year period when it was one basis point below the Performance Universe median.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and that all but one of the Performance Group funds achieved a total return of one basis point or less for the one-year period, with the one other fund recording a three basis points total return for the year. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield

The Funds 83

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

floor limit of 0.00%. The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group medians and at or above the Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and that all but one of the Performance Group funds achieved a total return of one basis point or less for the one–year period, with the one other fund recording a three basis points total return for the year. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%. The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was at the Performance Group medians for the various periods, except for the two-year period when it was below the Performance Group median, and variously above, at and below the Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach. The Board noted the low absolute returns and that each Performance Group fund achieved a “zero” total return for the one-year period. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians for the various periods, except for the ten-year period when it was at the Performance Group median, and above the Performance Universe medians for the various periods, except for the one-year period when it was at the Performance Universe median.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and the narrow spread between the fund’s return and the Performance Group median for most of the periods when the fund’s performance was below median.

The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were at or below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the one-year period when it was at the Performance Group median.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns of the funds in the Performance Group and Performance Universe. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its man-

The Funds 85

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

agement fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group medians and above the Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group and Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group medians and above the Performance Universe medians.

The Board received presentations from Dreyfus representatives regarding relative performance results overall, the existence and extent of fee waivers and expense absorptions implemented over the prior 12 months in the ongoing, historically low rate environment, and portfolio management approach.The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted Dreyfus’ undertaking to waive receipt of a portion of its management fee and absorb certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and credit risk profile, and for establishing weekly liquidity levels over the past year.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by Similar Clients, and explained the nature of the Similar Clients. (There are no other types of client portfolios managed by Dreyfus that are considered to have similar investment strategies and policies as the fund.) They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement for each fund and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an

The Funds 87

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the respective Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading any fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, as to each fund, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied the fund’s relative perfor- mance in light of the various factors described above, includ- ing the ongoing, historically low interest rate environment.

  The Board considered the impact of Dreyfus’ undertaking to maintain a minimum yield floor on Dreyfus’ profitability.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of each Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX					
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX					
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX					
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX						DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2012 MBSC Securities Corporation

CMGTSA0712

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	September 26, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)